Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (86.1%)
Advertising (0.5%)
$6,050	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	05/03/28	8.562	$5,994,853
4,783	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	12/31/31	8.562	4,652,871
					10,647,724
Aerospace & Defense (4.1%)
865	Air Comm Corp. LLC(2)	(B, B2)	12/11/31	0.000	869,443
10,385	Air Comm Corp. LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	11/21/31	7.396	10,433,319
16,890	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	09/29/31	6.562	16,856,220
2,097	Arcline FM Holdings LLC, 1 mo. USD Term SOFR + 4.500%, 3 mo. USD Term SOFR + 4.500%(1)	(B, B3)	06/23/28	9.054 - 9.567	2,103,720
3,035	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(B, B2)	10/31/30	7.079	3,051,567
5,059	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	07/01/31	6.791 - 7.014	5,079,707
6,223	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	07/01/31	6.812	6,249,549
2,644	CACI International, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	10/30/31	6.062 - 6.087	2,652,344
2,874	KBR, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	01/19/31	6.312	2,892,061
2,566	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	09/22/28	7.176	2,584,899
3,711	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	09/22/28	7.812	3,741,650
3,484	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(1)	(NR, NR)	02/01/29	12.364	2,961,722
15,180	Peraton Corp., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	02/01/28	8.162	14,243,379
7,253	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	02/28/31	6.829	7,288,252
					81,007,832
Air Transportation (0.1%)
1,666	United Airlines, Inc., 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	02/22/31	6.297	1,673,683

Auto Parts & Equipment (2.4%)
8,509	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	04/06/28	8.426	8,513,889
10,056	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B1)	05/06/30	6.812	10,060,011
2,694	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000%(1)	(B+, B1)	03/30/27	9.552	2,650,238
4,890	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000%(1)	(B+, B1)	03/30/27	9.552	4,815,714
2,716	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(1),(3)	(NR, WR)	08/28/25	10.426	2,464,886
5,137	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	04/23/31	6.812	5,157,304
7,055	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	02/08/28	8.162	6,648,937
6,811	TI Group Automotive Systems LLC, 1 mo. EURIBOR + 3.250%(1),(4)	(BBB-, Ba2)	12/16/26	5.975	7,111,305
					47,422,284
Banking (0.3%)
5,925	Citco Funding LLC, 6 mo. USD Term SOFR + 2.750%(1)	(BB, Ba2)	04/27/28	7.308	5,997,859

Beverages (0.3%)
2,661	Aramark Services, Inc.(5)	(BBB-, Ba1)	06/22/30	0.000	2,678,433
3,667	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 4.250%(1),(6)	(B, B2)	12/13/30	8.562	3,731,321
					6,409,754
Brokerage (0.4%)
7,258	DRW Holdings LLC, 3 mo. USD Term SOFR + 3.500%(1)	(BB-, Ba3)	06/26/31	7.791	7,272,499
1,266	Jefferies Finance LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba2)	10/21/31	7.302	1,274,156
					8,546,655
Building & Construction (1.1%)
5,418	Latham Pool Products, Inc., 3 mo. USD Term SOFR + 3.750%(1),(6)	(BB-, B2)	02/23/29	8.191	5,391,011
4,187	Pike Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	01/21/28	7.426	4,233,139
453	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB, Ba3)	04/14/31	6.812	454,343
4,963	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	03/19/29	6.562	4,981,109
4,008	Quikrete Holdings, Inc.(5),(6)	(BB, Ba3)	02/10/32	0.000	4,032,640
2,974	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%(1)	(B, B2)	10/29/27	7.791 - 7.812	2,999,537
					22,091,779
Building Materials (2.1%)
359	ARAMSCO, Inc. (2023 Delayed Draw Term Loan)(5)	(B-, Caa1)	10/10/30	0.000	338,919

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials (continued)
$3,483	ARAMSCO, Inc. (2023 Term Loan B)(5)	(B-, Caa1)	10/10/30	0.000	$3,289,400
5,727	Core & Main LP, 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	07/27/28	6.311	5,755,484
1,537	Core & Main LP, 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	02/09/31	6.311	1,546,598
4,991	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	04/12/28	7.656	4,767,280
3,579	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(1)	(B, B2)	08/01/28	9.931	3,541,241
2,375	ECO Material Tech, Inc.(5)	(B, B2)	01/30/32	0.000	2,369,243
9,320	Foundation Building Materials Holding Co. LLC, 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250%(1)	(B, B2)	01/31/28	7.676 - 7.802	9,174,722
4,007	Gulfside Supply, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	06/17/31	7.326	4,033,409
2,297	Kodiak Building Partners, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B+, B2)	12/04/31	8.046	2,301,418
2,399	MI Windows & Doors LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, B1)	03/28/31	7.312	2,422,159
2,202	Oscar AcquisitionCo LLC, 6 mo. USD Term SOFR + 4.250%(1)	(B, B1)	04/29/29	8.495	2,197,926
					41,737,799
Cable & Satellite TV (0.4%)
191	Altice France SA, 3 mo. USD LIBOR + 4.000%(1)	(CCC, Caa1)	08/14/26	8.682	162,151
7,000	Ziggo BV, 1 mo. EURIBOR + 3.000%(1),(4)	(B+, B1)	01/31/29	5.850	7,245,594
1,000	Ziggo Financing Partnership, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	04/30/28	6.921	995,155
					8,402,900
Chemicals (4.4%)
3,480	AAP Buyer, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B+, B1)	09/09/31	7.562	3,510,923
5,725	Ascend Performance Materials Operations LLC, 6 mo. USD Term SOFR + 4.750%(1)	(B, B2)	08/27/26	9.095	4,389,005
4,000	CeramTec AcquiCo GmbH, 3 mo. EURIBOR + 3.500%(1),(4)	(B, B1)	03/16/29	6.412	4,171,401
3,455	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(1)	(CC, Ca)	12/29/28	12.340	2,285,509
3,477	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%(1)	(CCC, Caa2)	12/29/27	8.340	3,110,561
1,845	Eastman Chemical Co., 3 mo. USD Term SOFR + 5.250%(1)	(CCC+, Caa2)	11/01/28	9.840	1,340,711
4,281	Element Solutions, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(NR, Ba1)	12/18/30	6.062	4,301,917
5,611	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	03/15/29	8.298	5,626,959
4,159	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(1)	(BB, B1)	04/02/29	8.662	4,174,170
1,048	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(1),(6)	(BB, B1)	10/07/31	8.562	1,052,274
6,797	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(1)	(BB, Ba3)	02/18/30	7.562	6,805,735
2,575	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB, Ba3)	02/07/31	7.312	2,578,272
2,500	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(1),(6)	(BB+, Ba1)	11/26/31	6.311	2,509,375
1,910	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	09/30/28	7.912	1,921,223
2,607	Nouryon Finance BV (2024 USD Term Loan B1), 6 mo. USD Term SOFR + 3.250%(1)	(B+, B2)	04/03/28	7.657	2,632,309
1,110	Nouryon Finance BV (2024 USD Term Loan B2), 6 mo. USD Term SOFR + 3.250%(1)	(B+, B2)	04/03/28	7.657	1,120,318
4,291	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B3)	04/23/29	8.689	4,239,890
10,264	Polar U.S. Borrower LLC, 1 mo. USD Term SOFR + 5.500%(1),(3),(6)	(CCC+, Caa1)	10/16/28	9.161	7,543,835
3,987	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%(1),(3),(6)	(CCC+, Caa1)	10/16/28	9.900	2,930,383
6,306	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B, NR)	12/23/30	8.312	6,324,017
2,001	SK Neptune Husky Finance SARL(3),(6),(7),(8)	(NR, WR)	04/30/25	0.000	1,550,995
9,227	SK Neptune Husky Group SARL(3),(7),(8)	(NR, WR)	01/03/29	0.000	189,150
10,110	Vantage Specialty Chemicals, Inc., 1 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	10/26/26	9.052	10,004,621
2,176	Zep, Inc., 3 mo. USD Term SOFR + 4.000%(1),(3),(6),(9)	(NR, NR)	10/02/28	8.245	2,114,396
					86,427,949
Discount Stores (0.1%)
2,750	Peer Holding III BV, 3 mo. USD Term SOFR + 3.000%(1)	(BB, Ba2)	07/01/31	7.329	2,767,875

Diversified Capital Goods (0.6%)
1,686	DexKo Global, Inc.(5)	(B-, B2)	10/04/28	0.000	1,617,347
9,345	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 3.000%(1)	(B, B1)	03/18/30	7.312	9,350,151
					10,967,498
Electronics (2.4%)
9,783	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B, B3)	10/08/28	8.840	9,835,267
7,494	Idemia Group, 3 mo. USD Term SOFR + 4.250%(1),(6)	(B, B2)	09/30/28	8.579	7,587,430

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Electronics (continued)
$7,000	Idemia Identity & Security France SAS, 3 mo. EURIBOR + 4.000%(1),(4)	(B, B2)	09/30/28	6.683	$7,332,079
10,541	II-VI, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba1)	07/02/29	6.312	10,605,286
1,548	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(1),(3)	(CCC, Caa2)	03/02/29	11.552	1,388,028
4,150	Ingram Micro, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(BB, Ba3)	09/22/31	7.077	4,188,656
1,000	MaxLinear, Inc., 1 mo. USD Term SOFR + 2.250%(1),(3)	(B, B1)	06/23/28	6.675	967,500
4,202	MKS Instruments, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	08/17/29	6.305	4,228,658
1,800	SolarWinds Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	02/05/30	7.062	1,813,500
					47,946,404
Energy - Exploration & Production (1.0%)
394	AL GCX Fund VIII Holdings LLC(5)	(BB, Ba3)	01/27/32	0.000	394,266
578	AL GCX Holdings LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB, Ba3)	05/17/29	7.056	580,293
2,601	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.250%(1)	(B+, Ba3)	12/06/30	6.544	2,613,196
13,332	CQP Holdco LP, 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba2)	12/31/30	6.329	13,373,119
2,219	EMG Utica LLC(5),(6)	(B+, B3)	10/24/29	0.000	2,230,138
16,475	PES Holdings LLC, 3.000% PIK(3),(6),(7),(10)	(NR, WR)	12/31/25	3.000	123,566
					19,314,578
Environmental (0.5%)
2,085	Clean Harbors, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	10/09/28	6.062	2,105,225
896	Covanta Holding Corp. (2024 1st Lien Term Loan B)(5)	(BB, Ba2)	11/30/28	0.000	900,944
49	Covanta Holding Corp. (2024 1st Lien Term Loan C)(5)	(BB, Ba2)	11/30/28	0.000	49,479
1,955	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba2)	07/03/31	6.305	1,957,863
2,657	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B-, Caa1)	08/31/28	8.676	2,527,755
650	Reworld Holding Corp. (Term Loan B), 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	11/30/28	6.552	652,437
50	Reworld Holding Corp. (Term Loan C), 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	11/30/28	6.552	50,125
1,755	Vestis Corp., 3 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	02/22/31	6.764	1,761,203
					10,005,031
Food & Drug Retailers (0.6%)
5,361	Sharp Services LLC, 3 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	12/31/28	7.579	5,401,174
8,833	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(CCC, Caa3)	12/21/27	8.340	5,593,397
2,923	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(1),(3)	(CC, Ca)	12/21/28	11.647	1,409,035
					12,403,606
Food - Wholesale (1.1%)
7,948	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B, B3)	07/31/28	7.337	7,977,438
5,416	Froneri Lux Finco SARL, 6 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	09/17/31	6.237	5,432,437
3,462	Golden State Food LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/04/31	8.576	3,506,628
4,223	Zara U.K. Midco Ltd., 6 mo. EURIBOR + 5.750%(1),(4)	(B-, B3)	08/01/28	9.313	4,122,951
					21,039,454
Gaming (1.0%)
5,755	Arcis Golf LLC, 1 mo. USD Term SOFR + 3.750%(1)	(NR, NR)	11/24/28	8.180	5,801,580
1,878	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	02/06/31	6.562	1,886,447
2,543	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	02/06/30	6.562	2,554,411
4,443	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	01/27/29	7.812	4,471,200
3,568	Light & Wonder International, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba1)	04/14/29	6.551	3,587,907
1,754	PENN Entertainment, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	05/03/29	6.812	1,767,619
					20,069,164
Gas Distribution (0.9%)
2,465	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	04/13/28	6.788	2,480,799
7,189	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.000%(1)	(NR, B2)	10/31/28	7.329	7,263,876
1,358	EPIC Crude Services LP, 3 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	10/15/31	7.302	1,371,238
7,044	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	02/16/28	7.291	7,096,879
					18,212,792
Health Facilities (1.3%)
3,500	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	08/02/28	9.052	3,505,713

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Facilities (continued)
$2,864	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(1)	(B-, Caa1)	09/30/27	11.929	$2,108,891
4,747	Insulet Corp., 1 mo. USD Term SOFR + 2.500%(1)	(BB, Ba2)	08/04/31	6.812	4,785,016
3,942	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%(1)	(B-, B2)	05/18/28	11.499	3,964,132
16,571	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK(1),(3),(10)	(NR, Caa2)	08/18/28	11.499	6,738,892
4,104	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B, Ba3)	12/19/30	7.061	4,125,978
					25,228,622
Health Services (3.9%)
9,962	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(1),(6)	(B-, B3)	12/23/27	7.801	9,874,501
1,523	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(1),(6)	(B-, B3)	12/23/27	10.062	1,542,478
13,968	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B-, B2)	02/15/29	7.312	14,002,189
2,165	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.250%(1),(6)	(BB, Ba2)	07/28/31	6.562	2,171,358
1,376	EyeCare Partners LLC, 3 mo. USD Term SOFR + 1.000%, 3.610% PIK(1),(10)	(CCC+, Caa3)	11/30/28	9.003	1,086,047
458	IVC Acquisition Ltd., 3 mo. USD Term SOFR + 3.750%(1)	(B, NR)	12/12/28	8.040	461,199
6,782	Learning Care Group U.S. No. 2, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	08/11/28	8.300 - 8.516	6,838,744
1,161	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B, NR)	12/15/28	8.299	1,125,295
3,833	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(CCC, Caa1)	12/15/28	8.413	3,327,597
371	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 5.250%(1)	(B, Caa1)	12/15/28	9.549	370,642
640	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(1),(6)	(CCC-, NR)	12/17/29	11.163	441,591
4,351	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B1)	03/15/31	7.049	4,392,571
9,031	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B, B3)	11/03/31	7.579	9,107,143
3,373	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK(1),(10)	(B-, B3)	01/31/29	9.775	3,344,103
956	Select Medical Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	12/03/31	6.333	960,564
4,059	Southern Veterinary Partners LLC, 3 mo. USD Term SOFR + 3.250%(1)	(B, B2)	12/04/31	7.715	4,095,341
12,198	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	12/15/27	9.079	12,226,235
1,923	Women's Care Enterprises LLC, 3 mo. USD Term SOFR + 4.500%(1),(3)	(B-, B2)	01/15/28	8.891	1,841,028
					77,208,626
Hotels (0.9%)
3,134	Aimbridge Acquisition Co., Inc. (2019 Term Loan B)(7),(8)	(D, Ca)	02/02/26	0.000	1,995,145
1,853	Aimbridge Acquisition Co., Inc. (2020 Incremental Term Loan B)(6),(7),(8)	(D, Ca)	02/02/26	0.000	1,176,768
7,184	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	08/17/28	7.062	7,242,229
1,026	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.000%(1)	(B+, B1)	05/31/30	7.312	1,035,836
1,568	RHP Hotel Properties LP, 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	05/18/30	6.312	1,573,641
4,975	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	05/24/30	6.062	4,997,164
					18,020,783
Insurance Brokerage (5.0%)
8,781	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	09/19/31	7.052	8,819,355
15,132	AmWINS Group, Inc.(5)	(B+, B1)	01/23/32	0.000	15,181,282
5,949	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 3.750%, 6 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	02/15/31	8.039 - 8.079	5,954,252
1,566	Ardonagh Midco 3 PLC(5)	(B-, B3)	02/15/31	0.000	1,567,188
13,473	AssuredPartners, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/14/31	7.812	13,498,844
869	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.500%(1),(6)	(B+, B2)	01/08/32	7.806	874,853
7,058	Howden Group Holdings Ltd., 1 mo. EURIBOR + 3.500%(1),(4)	(B, B2)	02/15/31	6.250	7,382,729
1,730	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	04/18/30	7.812	1,739,067
7,953	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	02/15/31	7.312	7,996,696
21,496	HUB International Ltd., 3 mo. USD Term SOFR + 2.750%(1)	(B, B1)	06/20/30	7.043	21,600,321
2,311	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%(1)	(CCC+, Caa2)	07/02/31	9.562	2,339,327

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Insurance Brokerage (continued)
$6,123	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.250%(1)	(NR, NR)	07/02/31	7.565	$6,155,040
4,017	Ryan Specialty Group LLC, 1 mo. USD Term SOFR + 2.250%(1)	(BB-, B1)	09/15/31	6.562	4,040,270
1,477	Summit Acquisition, Inc., 3 mo. USD Term SOFR + 3.750%(1),(6)	(B-, B3)	10/16/31	8.079	1,489,555
					98,638,779
Investments & Misc. Financial Services (6.4%)
7,675	Altisource Solutions SARL, 3 mo. USD Term SOFR + 8.750%(1),(3)	(C, Caa2)	04/30/25	13.179	3,775,076
9,273	Ankura Consulting Group LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	12/29/31	7.812	9,315,413
12,507	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	08/02/28	7.312	12,543,558
11,816	Boost Newco Borrower LLC, 3 mo. USD Term SOFR + 2.500%(1)	(BB, Ba3)	01/31/31	6.829	11,881,167
916	Chrysaor Bidco SARL, 3 mo. USD Term SOFR + 3.500%(1)	(B, B3)	07/17/31	7.789	927,711
68	Chrysaor Bidco SARL(2)	(B, B3)	10/30/31	0.000	68,609
10,447	Citadel Securities LP, 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Baa3)	10/31/31	6.329	10,517,244
3,371	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	05/17/31	6.562	3,380,580
3,103	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	05/19/31	6.312	3,105,926
2,880	Deerfield Dakota Holding LLC, 3 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	04/09/27	8.079	2,840,782
532	Focus Financial Partners LLC(5)	(NR, NR)	09/15/31	0.000	533,100
413	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	09/15/31	7.562	414,368
4,007	Focus Financial Partners LLC (2024 Term Loan B8), 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	09/15/31	7.562	4,019,298
4,311	Franklin Square Holdings LP, 1 mo. USD Term SOFR + 2.250%(1),(6)	(BB, Ba1)	04/25/31	6.562	4,343,237
6,220	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(CC, Caa3)	04/29/29	9.041	5,511,181
1,575	Guggenheim Partners LLC, 3 mo. USD Term SOFR + 2.500%(1)	(NR, NR)	11/21/31	6.829	1,585,032
2,795	HighTower Holdings LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	04/21/28	8.071	2,803,159
7,900	Hudson River Trading LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB, Ba3)	03/18/30	7.297	7,944,962
6,055	Jane Street Group LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	12/15/31	6.396	6,053,338
1,036	Jump Financial LLC, 3 mo. USD Term SOFR + 4.500%(1),(6)	(BB-, Ba2)	08/07/28	9.090	1,037,334
841	Kestra Advisor Services Holdings A, Inc.(5)	(B-, B3)	03/21/31	0.000	843,585
6,044	Mariner Wealth Advisors LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B-, Ba3)	08/18/28	7.079	6,071,869
5,494	Resolute Investment Managers, Inc., 3 mo. USD Term SOFR + 6.500%(1)	(B, B2)	04/30/27	11.090	5,421,027
14,374	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	07/31/31	7.312	14,472,264
7,557	VFH Parent LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	06/21/31	7.062	7,600,104
					127,009,924
Life Insurance (0.2%)
3,594	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B, B2)	05/06/31	7.079	3,609,672

Machinery (2.3%)
6,570	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B1)	02/07/29	7.676	6,455,333
5,251	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(6),(10),(11)	(NR, NR)	03/06/25	14.000	8,090,085
5,005	Alloy Finco Ltd. (USD Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(3),(6),(10)	(NR, NR)	03/06/25	14.000	6,205,800
1,037	C&D Technologies, Inc.(5),(6)	(B-, B2)	12/20/26	0.000	1,039,256
653	Clark Equipment Co., 3 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	04/20/29	6.329	655,988
7,603	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	09/28/28	8.837	7,263,917
1,500	Cube Industrials Buyer, Inc., 3 mo. USD Term SOFR + 3.500%(1)	(B, B3)	10/17/31	7.793	1,511,250
979	Generac Power Systems, Inc., 3 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	07/03/31	6.060	987,293
655	John Bean Technologies Corp., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	01/02/32	6.662	661,033
5,024	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%(1),(6)	(B-, B3)	08/30/30	10.312	4,992,517
541	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B-, B3)	07/19/29	8.562	544,321
1,431	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	09/26/31	7.562	1,443,858
4,723	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	08/31/28	7.812	4,766,515
					44,617,166
Media - Diversified (1.0%)
12,322	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	12/29/28	8.062	11,690,845
3,928	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 2.000%(1)	(BB+, NR)	09/30/31	6.329	3,942,996
1,964	Delta 2 LUX SARL(5)	(BB+, NR)	09/30/31	0.000	1,971,498
3,085	Technicolor Creative Studios(4),(6),(7),(8),(9)	(NR, NR)	08/06/33	0.000	0
2,036	United Talent Agency LLC, 1 mo. USD Term SOFR + 3.750%(1),(6)	(B+, B2)	07/07/28	8.052	2,054,167
					19,659,506

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Media Content (0.3%)
$1,918	Aragorn Parent Corp., 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	12/15/28	8.311	$1,938,812
4,230	WMG Acquisition Corp., 3 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	01/24/31	6.041	4,239,757
					6,178,569
Medical Products (1.0%)
3,940	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(1)	(B-, B1)	10/13/29	9.329	3,826,383
13,798	Medline Borrower LP, 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	10/23/28	6.562	13,878,877
2,364	Sotera Health Holdings LLC, 1 mo. USD Term SOFR + 3.250%(1)	(BB-, B1)	05/30/31	7.562	2,374,555
					20,079,815
Oil Field Equipment & Services (0.3%)
669	MRC Global U.S., Inc., 3 mo. USD Term SOFR + 3.500%(1),(6)	(B, B2)	10/24/31	7.620	675,253
4,416	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 3.500%(1)	(BB, B1)	09/18/31	7.985	4,448,268
					5,123,521
Packaging (2.9%)
2,306	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 0.000%(1),(3)	(CCC-, Caa3)	06/07/26	4.778	848,964
6,750	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 2.750%(1)	(CCC+, Caa1)	12/07/25	7.340 - 7.528	5,052,757
4,489	Berlin Packaging LLC, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	06/07/31	7.837 - 8.040	4,520,239
3,954	Flint Group Midco Ltd., 3 mo. USD Term SOFR + 4.512%, 0.750% PIK(1),(10)	(B-, B3)	12/31/26	9.552	3,791,049
665	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 4.250%, 0.750% PIK(1),(4),(10)	(B-, B3)	12/31/26	7.681	663,243
487	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK(1),(4),(10)	(CCC-, Caa3)	12/30/27	9.681	94,189
365	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK(1),(4),(10)	(CCC-, Caa2)	12/30/27	9.681	333,120
2,229	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.100%, 6.900% PIK(1),(10)	(CCC-, Caa2)	12/30/27	11.552	1,955,781
2,973	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.362%, 6.900% PIK(1),(3),(10)	(CCC-, Caa3)	12/30/27	11.552	552,994
628	Logoplaste Parent SARL(3),(5)	(B-, B3)	07/06/28	0.000	614,828
9,135	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	04/15/27	7.337	9,197,579
14,702	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	09/15/28	8.302 - 8.523	14,754,521
7,312	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	04/14/31	7.551	7,316,622
7,648	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	03/03/28	7.676	7,671,037
					57,366,923
Personal & Household Products (2.1%)
15,369	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%(1)	(BB-, B1)	12/21/28	6.560	15,458,820
7,541	Keter Group BV, 3 mo. EURIBOR + 4.750%(1),(4)	(B+, B3)	12/31/29	7.362	7,791,438
8,104	Keter Group BV, 3 mo. EURIBOR + 0.000%, 5.000% PIK(1),(4),(10)	(CCC+, NR)	12/28/29	5.066	8,571,868
4,674	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1)	(NR, NR)	06/29/28	11.943	4,288,063
510	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1),(6)	(NR, NR)	06/29/28	11.905	510,599
4,173	Tempur Sealy International, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BBB-, Ba1)	10/24/31	6.840	4,193,046
					40,813,834
Pharmaceuticals (0.5%)
9,098	Certara LP, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, B1)	06/26/31	7.312	9,149,341
1,340	Dechra Pharmaceuticals Holdings Ltd.(5)	(B-, B2)	12/04/31	0.000	1,349,028
					10,498,369
Rail (0.4%)
8,135	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 1.750%(1)	(BB, Ba3)	04/10/31	6.079	8,136,413

Real Estate Development & Management (0.5%)
8,823	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	05/31/28	8.062	8,916,288

Real Estate Investment Trusts (0.5%)
4,840	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	11/18/27	6.562	4,856,174

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Real Estate Investment Trusts (continued)
$4,138	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	01/02/30	6.562	$4,143,302
					8,999,476
Recreation & Travel (1.7%)
10,563	Endeavor Group Holdings, Inc.(5),(6)	(B+, B2)	01/27/32	0.000	10,589,540
6,611	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%(1)	(B, B2)	11/12/29	7.829	6,537,854
2,882	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%(1),(6)	(B, B2)	06/25/31	7.312	2,903,445
6,914	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	12/04/31	6.312	6,924,409
6,477	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	05/01/31	6.357	6,505,462
					33,460,710
Restaurants (2.0%)
5,867	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba2)	09/20/30	6.062	5,856,276
10,047	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/01/28	8.676	10,074,775
16,095	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	12/15/27	6.812	16,164,417
1,711	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	07/21/28	7.926	1,726,018
931	Tacala LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	01/31/31	7.812	944,488
5,264	Whatabrands LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	08/03/28	6.812	5,290,491
					40,056,465
Software - Services (15.8%)
592	Amspec Parent LLC(2),(6)	(B, NR)	12/22/31	0.000	595,090
3,846	Amspec Parent LLC, 3 mo. USD Term SOFR + 4.250%(1),(6)	(B, NR)	12/22/31	8.579	3,868,084
9,403	Applied Systems, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B-, B2)	02/24/31	7.329	9,505,479
6,843	AQ Carver Buyer, Inc., 1 mo. USD Term SOFR + 5.500%(1)	(B, B2)	08/02/29	9.912	6,870,022
2,664	AQA Acquisition Holding, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	03/03/28	8.291	2,688,100
9,613	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(1)	(CCC+, B3)	10/09/26	8.676	9,197,438
1,576	Astra Acquisition Corp., 3 mo. USD Term SOFR + 6.750%(1),(3)	(CCC+, Caa1)	02/25/28	11.079	969,140
11,250	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(1)	(CC, C)	10/25/28	9.579	773,411
5,761	BCPE Pequod Buyer, Inc., 3 mo. USD Term SOFR + 3.500%(1)	(B, B3)	11/25/31	7.791	5,830,734
8,639	CE Intermediate I LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	11/10/28	7.939	8,671,549
8,781	Celestica, Inc., 1 mo. USD Term SOFR + 3.250%(1),(6)	(BB, Ba1)	06/20/31	7.661	8,802,452
10,019	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.500%(1)	(NR, B2)	03/30/29	7.829	10,097,313
4,893	CommerceHub, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B3)	12/29/27	8.458	4,761,262
1,314	CommerceHub, Inc., 3 mo. USD Term SOFR + 6.250%(1)	(NR, B3)	12/29/27	10.558	1,313,719
740	CommScope, Inc., 1 mo. USD Term SOFR + 5.500%(1)	(NR, NR)	12/17/29	9.812	757,299
7,980	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(1)	(NR, B2)	09/29/28	8.090	8,053,730
8,500	Corel Corp., 3 mo. USD Term SOFR + 5.000%(1),(3)	(B-, B2)	07/02/26	9.614	7,607,182
6,106	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	10/16/28	8.176	5,496,167
6,313	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	04/28/28	6.062	6,333,020
3,500	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	10/09/31	7.535	3,507,105
802	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%(1)	(CCC, Caa2)	10/09/32	9.535	797,227
11,934	Dayforce, Inc., 3 mo. USD Term SOFR + 2.500%(1),(6)	(BB-, Ba2)	02/26/31	6.791	12,053,598
838	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	10/16/26	8.312	811,965
2,083	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	02/19/29	11.312	1,681,118
554	E2open LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/04/28	7.926	553,746
4,434	EAB Global, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	08/16/28	7.562	4,441,278
9,408	EagleView Technology Corp., 3 mo. USD Term SOFR + 3.500%(1)	(CCC+, Caa1)	08/14/25	8.091	9,007,030
374	EP Purchaser LLC, 3 mo. USD Term SOFR + 4.500%(1)	(CCC+, B2)	11/06/28	9.090	375,017
5,367	EverCommerce, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	07/06/28	6.812	5,409,533
2,765	Evertec Group LLC, 1 mo. USD Term SOFR + 2.750%(1),(6)	(BB-, Ba3)	10/30/30	7.062	2,803,101
6,261	First Advantage Holdings LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B+, B1)	10/31/31	7.562	6,326,144
1,872	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 2.750%(1),(6)	(B+, B2)	02/21/31	7.578	1,888,142
4,615	Flexera Software LLC, 3 mo. USD Term SOFR + 3.000%(1)	(NR, B2)	03/03/28	7.349	4,655,255
1,741	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba1)	05/30/31	6.062	1,744,584
4,759	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba1)	11/09/29	6.062	4,770,715
4,813	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%(1)	(B, B3)	03/31/28	7.942	4,845,610
1,513	Javelin Buyer, Inc.(5)	(CCC+, Caa2)	12/06/32	0.000	1,509,070
2,880	Johnstone Supply LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	06/09/31	6.799	2,892,302
5,912	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 3.500%(1),(6)	(B+, B2)	11/09/30	7.900	6,000,617
7,420	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	05/02/29	8.891	6,877,327
1,662	Mosel Bidco SE, 3 mo. USD Term SOFR + 4.500%(1),(6)	(B, B2)	09/16/30	8.829	1,686,633

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Software – Services (continued)
$8,015	Open Text Corp., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	01/31/30	6.062	$8,034,950
1,745	Polaris Newco LLC, 1 mo. GBP LIBOR + 5.250%(1),(11)	(B-, B2)	06/02/28	9.950	2,089,152
12,064	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	06/02/28	8.552	12,092,745
8,631	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B-, B2)	07/16/31	7.308	8,707,522
5,004	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	03/10/28	7.426	5,032,392
472	Quartz Acquireco LLC, 3 mo. USD Term SOFR + 2.750%(1),(6)	(B, B1)	06/28/30	7.079	474,945
924	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(1),(3)	(CCC+, Caa1)	02/01/29	8.691	494,295
16,060	Quest Software U.S. Holdings, Inc. (2024 Term Loan), 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, Caa1)	02/01/29	8.691	10,880,695
10,311	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	04/24/28	7.590	10,314,538
5,311	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(1),(6)	(CCC+, B3)	04/27/28	9.461	3,744,377
1,560	Rinchem Co., Inc., 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, B3)	03/02/29	8.679	1,377,347
3,480	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B2)	07/14/28	9.675	3,068,013
1,991	Sovos Compliance LLC, 1 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	08/11/28	8.926	2,005,975
10,511	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	05/09/31	6.312	10,552,288
3,704	Storable, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	04/17/28	7.812	3,735,024
3,842	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	12/22/27	8.891	3,536,045
8,757	UKG, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B-, B2)	02/10/31	7.300	8,818,889
9,210	VS Buyer LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	04/12/31	7.049	9,273,008
1,424	Waystar Technologies, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	10/22/29	6.562	1,433,363
3,599	WEX, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB-, Ba2)	03/31/28	6.062	3,604,941
2,748	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.250%(1),(6)	(BB, Ba3)	03/01/30	6.552	2,778,620
7,955	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%(1)	(NR, Ba1)	02/28/30	6.062	7,914,983
6,080	Zuora, Inc.(5)	(B, B3)	12/13/31	0.000	6,087,690
					312,880,105
Steel Producers/Products (0.2%)
3,494	Grinding Media, Inc., 3 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	10/12/28	8.021	3,513,820

Support - Services (5.9%)
4,266	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	05/12/28	8.162	4,285,638
1,129	Armorica Lux SARL, 3 mo. EURIBOR + 4.925%(1),(4)	(B-, Caa1)	07/28/28	7.537	1,124,506
3,973	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(1),(6)	(B-, NR)	11/01/30	7.302	4,027,510
7,481	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba3)	10/16/31	7.273	7,555,127
1,043	Centuri Group, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	08/27/28	6.925	1,051,983
1,762	Construction Partners, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	11/03/31	6.810	1,768,233
8,521	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	06/02/28	7.926	8,506,127
8,500	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%(1)	(B-, B3)	07/19/30	10.043	8,436,250
10,000	Fugue Finance BV, 3 mo. EURIBOR + 3.250%(1),(4)	(B, NR)	01/09/32	5.949	10,450,749
9,136	Gloves Buyer, Inc.(5)	(B-, B3)	01/17/32	0.000	9,134,406
6,132	GYP Holdings III Corp., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba1)	05/12/30	6.562	6,160,286
2,090	KUEHG Corp., 3 mo. USD Term SOFR + 3.250%(1)	(B+, B1)	06/12/30	7.537	2,114,484
1,444	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000%(1)	(CCC-, Caa2)	01/02/29	11.778	1,037,913
2,946	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(1)	(B, B2)	01/02/29	11.028	3,031,834
9,044	LaserShip, Inc., 3 mo. USD Term SOFR + 5.500%(1)	(CCC, Caa2)	08/10/29	9.278	6,232,811
2,764	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(1)	(CCC-, Caa3)	08/10/29	12.278	739,390
6,450	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 3.000%(1)	(B+, B1)	11/15/31	7.312	6,474,641
410	PG Investment Co. 59 SARL, 3 mo. USD Term SOFR + 3.000%(1)	(B, Ba3)	03/26/31	7.329	413,575
3,872	PODS LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	03/31/28	7.552	3,539,808
1,354	Savage Enterprises LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	09/15/28	7.087	1,366,854
4,407	SRAM LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	05/18/28	7.176	4,459,573
3,003	Synechron, Inc., 3 mo. USD Term SOFR + 3.750%(1),(6)	(B+, B1)	10/03/31	8.041	3,021,803
8,272	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 2.250%(1)	(NR, Ba3)	08/31/28	6.563	8,280,404
1,425	Teneo Holdings LLC, 1 mo. USD Term SOFR + 4.750%(1)	(B, B2)	03/13/31	9.062	1,440,447
3,194	Trans Union LLC (2024 Term Loan B8), 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	06/24/31	6.062	3,197,599
1,631	Trans Union LLC (2024 Term Loan B9), 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	06/24/31	6.062	1,633,560
2,075	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(1)	(CCC, Caa3)	11/02/28	13.052	1,857,125
6,114	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	10/30/28	8.590	5,917,869
					117,260,505

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Tech Hardware & Equipment (2.0%)
$8,977	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(1)	(B, Caa2)	05/25/28	9.026	$6,217,789
1,826	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(1)	(B, B1)	05/25/28	9.026	1,264,632
1,810	Everest SubBidCo, 1 mo. USD Term SOFR + 4.500%(1),(6)	(B-, B3)	12/10/31	8.977	1,802,828
901	Everest SubBidCo, 3 mo. USD Term SOFR + 4.500%(1),(6)	(B-, B3)	12/10/31	8.896	898,038
11,896	Sandisk Corp.(5)	(BB, Ba3)	12/13/31	0.000	11,762,661
3,995	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B+, B1)	02/25/28	7.562	4,036,200
13,013	Vertiv Group Corp., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba2)	03/02/27	6.087	13,066,467
					39,048,615
Telecom - Wireless (1.0%)
4,979	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	11/12/27	7.340	4,998,371
13,330	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	01/25/31	6.070	13,358,301
591	Xplornet Communications, Inc., 1 mo. USD Term SOFR + 5.000%(1)	(B, Ba3)	10/24/29	9.426	587,267
1,782	Xplornet Communications, Inc., 1 mo. USD Term SOFR + 1.762%(1)	(CCC+, B3)	10/24/31	6.077	1,445,331
					20,389,270
Telecom - Wireline Integrated & Services (1.7%)
1,287	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(1)	(B-, Caa1)	10/31/27	9.302	1,132,978
12,330	Altice France SA, 3 mo. USD Term SOFR + 5.500%(1)	(CCC, Caa1)	08/15/28	9.802	10,449,503
2,957	Ciena Corp., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Baa3)	10/24/30	6.051	2,975,195
7,607	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(1)	(NR, B1)	08/01/29	10.272	6,825,510
6,738	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	01/31/29	7.671	6,652,233
4,074	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	01/31/28	6.921	4,018,363
933	Voyage Australia Pty. Ltd., 3 mo. USD Term SOFR + 3.500%(1)	(BB-, B1)	07/20/28	8.055	937,812
					32,991,594
Theaters & Entertainment (1.8%)
2,037	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	08/27/28	7.312	2,047,420
14,603	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	11/21/31	6.770	14,708,588
19,228	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B3)	05/18/25	7.176	19,268,311
					36,024,319
Transport Infrastructure/Services (0.2%)
3,435	XPO Logistics, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	02/03/31	6.302	3,451,093
TOTAL BANK LOANS (Cost $1,763,182,164)					1,702,275,402

CORPORATE BONDS (6.6%)
Auto Parts & Equipment (0.2%)
3,300	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.00)(12)	(BB, B2)	08/15/26	4.875	3,300,453

Brokerage (0.4%)
6,900	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)(12)	(BB-, Ba3)	03/01/31	7.875	7,271,820

Building Materials (0.2%)
4,455	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.50)(12),(13)	(CCC+, Caa1)	03/01/29	6.000	3,985,349

Cable & Satellite TV (0.2%)
590	Altice France SA, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.56)(12)	(CCC, Caa1)	07/15/29	5.125	471,568
3,775	Altice France SA, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.75)(12)	(CCC, Caa1)	10/15/29	5.500	3,019,867
					3,491,435
Chemicals (0.6%)
4,000	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.38)(12)	(B-, B2)	05/15/28	4.750	3,677,712

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Chemicals (continued)
$8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 104.50)(12),(13)	(CCC+, Caa2)	02/15/30	9.000	$7,323,294
					11,001,006
Consumer/Commercial/Lease Financing (0.1%)
3,000	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/25 @ 100.00)(12)	(BB-, Ba2)	02/01/28	4.750	2,997,473

Diversified Capital Goods (0.0%)
895	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(12)	(BB+, Ba2)	06/01/31	4.250	804,113

Electronics (0.0%)
793	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/11/25 @ 102.00)(12)	(BB-, Ba3)	06/15/29	4.000	730,003

Health Services (0.1%)
1,844	Radiology Partners, Inc., Rule 144A, Senior Secured Notes, 4.275% Cash, 3.500% PIK (Callable 03/03/25 @ 100.00)(10),(12)	(B-, B3)	01/31/29	7.775	1,829,841

Insurance Brokerage (0.5%)
1,200	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.38)(12)	(B, B2)	04/15/28	6.750	1,213,896
6,050	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(12)	(B-, B2)	03/15/30	8.500	6,443,035
897	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(12)	(B, B2)	06/01/31	7.125	920,119
1,500	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ 102.94)(12)	(BB-, B1)	08/01/32	5.875	1,486,780
					10,063,830
Investments & Misc. Financial Services (0.9%)
13,911	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 104.25)(12)	(CCC+, Caa1)	11/15/29	8.500	14,025,293
755	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)(12)	(B, B2)	09/15/31	6.750	759,571
2,000	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)(12)	(B+, B1)	06/15/31	7.500	2,077,852
					16,862,716
Machinery (0.4%)
4,508	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/25 @ 102.19)(12)	(B+, Ba3)	04/15/29	4.375	4,262,377
3,000	Griffon Corp., Global Company Guaranteed Notes (Callable 03/03/25 @ 100.96)	(B, B1)	03/01/28	5.750	2,976,526
					7,238,903
Media - Diversified (0.0%)
395	Tech 7 SAS Super Senior (4),(6),(9)	(NR, NR)	03/31/26	15.000	41
659	Tech 7 SAS Super Senior (4),(6),(9)	(NR, NR)	03/31/26	18.682	68
198	Tech 7 SAS Technicolor Creative Studios Super Senior (4),(6),(9)	(NR, NR)	04/01/26	15.000	21
329	Technicolor Creative Studios (4),(6),(9)	(NR, NR)	03/31/26	15.000	342,410
198	Technicolor Creative Studios SA (4),(6),(9)	(NR, NR)	04/01/26	15.000	21
					342,561
Metals & Mining - Excluding Steel (0.0%)
975	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 103.25)(12)	(B, B1)	02/15/30	6.500	956,975

Packaging (0.1%)
1,478	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.06)(12)	(BB-, Ba3)	04/15/29	4.125	1,371,559

Real Estate Investment Trusts (0.2%)
1,875	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)(12)	(BB-, Ba3)	04/15/30	6.000	1,849,318

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
$1,500	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/01/30 @ 100.00)(12)	(BB-, Ba3)	07/01/30	6.500	$1,515,405
					3,364,723
Recreation & Travel (0.3%)
552	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/11/25 @ 102.63)(12),(13)	(B+, B2)	08/15/29	5.250	534,056
4,757	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 100.00)(12)	(BB+, B1)	11/01/27	4.875	4,625,423
					5,159,479
Software - Services (0.8%)
3,065	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00)(12),(13)	(NR, NR)	12/15/31	9.500	3,186,037
3,475	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.94)(12)	(BB, Ba3)	12/01/29	3.875	3,189,302
817	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(12)	(B-, B2)	02/01/31	6.875	834,622
7,297	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 101.78)(12)	(B-, Caa1)	12/15/28	7.125	7,119,803
2,603	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/11/25 @ 100.97)(12)	(B+, B1)	02/01/29	3.875	2,401,396
					16,731,160
Specialty Retail (0.2%)
3,745	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 02/11/25 @ 100.00)(12)	(NR, Caa3)	05/01/25	7.500	3,384,956
102	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes 1 (Callable 02/11/25 @ 100.00)(6),(9),(12)	(NR, Caa3)	05/01/25	7.500	91,781
137	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (6),(8),(9)	(NR, NR)	05/01/25	0.000	120,400
					3,597,137
Steel Producers/Products (0.1%)
1,300	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 02/11/25 @ 103.13)(12)	(B, Caa1)	04/15/29	6.250	1,233,899

Support - Services (0.9%)
5,251	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 100.00)(12)	(CCC+, Caa2)	07/15/27	9.750	5,287,374
1,471	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 03/02/25 @ 101.81)(4),(12)	(B, B3)	06/01/28	3.625	1,489,926
8,261	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.25)(12)	(B-, B2)	05/01/28	4.500	7,747,602
2,974	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.31)(12)	(B, Ba2)	05/01/29	4.625	2,833,956
1,402	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.97)(12)	(BB-, B1)	12/15/28	3.875	1,401,579
					18,760,437
Tech Hardware & Equipment (0.0%)
1,010	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.06)(12)	(BB+, Ba2)	11/15/28	4.125	960,070

Telecom - Wireless (0.1%)
2,000	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 03/02/25 @ 102.44)(4),(12)	(B-, Caa1)	10/21/28	4.875	1,868,853

Telecom - Wireline Integrated & Services (0.3%)
2,909	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 100.00)(12)	(B+, B2)	10/15/27	6.750	2,664,857
1,464	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(12)	(CCC+, Caa1)	04/01/30	4.500	1,219,454

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services (continued)
$2,600	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81)(12)	(CCC+, Caa1)	10/15/30	3.875	$2,040,012
					5,924,323
TOTAL CORPORATE BONDS (Cost $129,541,063)					129,848,118

ASSET BACKED SECURITIES (3.7%)
Collateralized Debt Obligations (3.7%)
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 3.982%(1),(12)	(NR, NR)	01/19/35	8.275	3,500,175
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 2.900%(1),(9),(12)	(NR, NR)	01/19/38	0.000	3,513,125
2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, 3 mo. USD Term SOFR + 3.562%(1),(12)	(NR, Baa3)	07/15/34	7.864	2,508,778
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012%(1),(12)	(BB-, NR)	04/20/34	11.305	1,768,765
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(12)	(B+, NR)	04/20/31	9.955	2,052,818
3,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, 3 mo. USD Term SOFR + 1.962%(1),(12)	(A+, NR)	01/15/30	6.264	3,005,263
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(12)	(BB-, NR)	07/27/31	9.962	751,938
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, 3 mo. USD Term SOFR + 3.412%(1),(12)	(BBB-, NR)	07/15/31	7.714	2,010,872
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%(1),(12)	(B+, NR)	01/18/31	10.405	2,636,166
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 3.012%(1),(12)	(NR, Baa3)	04/20/31	7.305	4,030,063
1,776	Dewolf Park CLO Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 1.182%(1),(12)	(NR, Aaa)	10/15/30	5.484	1,778,422
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(12)	(BBB-, NR)	07/17/34	7.764	1,761,914
5,000	Galaxy XXVIII CLO Ltd., 2018-28A, Rule 144A, 3 mo. USD Term SOFR + 3.262%(1),(12)	(BBB-, NR)	07/15/31	7.564	5,043,070
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 4.460%(1),(12)	(BBB-, NR)	04/15/34	8.762	3,527,373
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 7.182%(1),(12)	(BB-, NR)	04/22/33	11.472	2,020,435
3,390	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.910%(1),(12)	(BBB-, NR)	04/17/34	8.213	3,417,587
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 3.262%(1),(12)	(BBB-, NR)	01/27/31	7.562	3,972,172
2,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(12)	(NR, B1)	07/15/31	10.714	2,508,236
3,450	Marble Point CLO XVIII Ltd., 2020-2A, Rule 144A, 3 mo. USD Term SOFR + 7.962%(1),(12)	(NR, Ba3)	10/15/34	12.264	3,477,888
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(12)	(NR, Ba1)	01/22/35	10.302	5,308,149
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, 3 mo. USD Term SOFR + 3.112%(1),(12)	(BBB-, NR)	07/15/30	7.414	2,263,358
1,650	Strata CLO II Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 4.410%(1),(12)	(BBB-, NR)	10/20/33	8.703	1,663,989
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, 3 mo. USD Term SOFR + 3.762%(1),(12)	(NR, Baa1)	10/22/31	8.052	3,016,760
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, 3 mo. USD Term SOFR + 5.332%(1),(12)	(NR, Ba1)	07/19/34	9.625	3,123,428
1,750	Vibrant CLO 1X Ltd., 2018-9A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(12)	(NR, Baa3)	07/20/31	7.755	1,763,773
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%(1),(12)	(BBB-, NR)	07/14/31	7.899	3,021,780
TOTAL ASSET BACKED SECURITIES (Cost $72,603,211)					73,446,297

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Shares		Value

COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
311	Jason, Inc.(8)	$1,710,940

Chemicals (0.3%)
529,264	Proppants Holdings LLC(3),(6),(9)	10,585
191,054	Utex Industries	6,463,930
		6,474,515
Energy - Exploration & Production (0.0%)
926,254	PES Energy Liquidating Trust, Class A(3),(6),(8),(9)	9,263

Investments & Misc. Financial Services (0.0%)
68,579	Resolute Topco, Inc.(8)	548,632

Machinery (0.0%)
6,315,768	Alloy Topco Ltd.(6),(8),(9),(11)	0

Packaging (0.0%)
2,646,421	Campfire Topco Ltd.(4),(6),(8),(9)	0

Personal & Household Products (0.1%)
196,189	Dream Well, Inc.(8)	1,765,701
780,993,504	Keter Group BV(4),(6),(8),(9)	0
196,189	Serta Simmons Bedding Equipment Co.(6),(8),(9)	0
		1,765,701
Pharmaceuticals (0.0%)
156,133	Akorn, Inc.(8)	4,684

Private Placement (0.0%)
999,012,630	Technicolor Creative Studios SA(6),(8),(9),(14)	0

Recreation & Travel (0.2%)
113,516	Cineworld Group PLC(8)	2,833,132

Software - Services (0.0%)
3,935	Skillsoft Corp.(8)	118,050

Specialty Retail (0.0%)
141	Eagle Investments Holding Co. LLC, Class B(6),(8),(9)	1

Telecom - Wireless (0.0%)
75,991	Stonepeak Falcon Holidngs LP(8)	367,265
7,290	Xplore, Inc.(6),(8),(9)	0
		367,265
TOTAL COMMON STOCKS (Cost $38,281,502)		13,832,183

WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/08/2026(3),(6),(8),(9)	0

Investments & Misc. Financial Services (0.0%)
53,142	Altisource Solutions SARL, expires 05/31/2027(6),(8),(9)	35,605
TOTAL WARRANTS (Cost $68,804)		35,605

SHORT-TERM INVESTMENTS (7.5%)
139,752,019	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.34%	139,752,019
9,015,280	State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%(15)	9,015,280
TOTAL SHORT-TERM INVESTMENTS (Cost $148,767,299)		148,767,299

TOTAL INVESTMENTS AT VALUE (104.6%) (Cost $2,152,444,043)		2,068,204,904

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.6%)		(91,281,015)

NET ASSETS (100.0%)		$1,976,923,889

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2025. The rate may be subject to a cap and floor.
(2)	All or a portion is an unfunded loan commitment.
(3)	Illiquid security.
(4)	This security is denominated in Euro.
(5)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2025.
(6)	Security is valued using significant unobservable inputs.
(7)	Bond is currently in default.
(8)	Non-income producing security.
(9)	Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(10)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(11)	This security is denominated in British Pound.
(12)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, these securities amounted to a value of $199,854,928 or 10.1% of net assets.
(13)	Security or portion thereof is out on loan.
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.
(15)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month
3 mo. = 3 month
6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
NR = Not Rated
LIBOR = London Interbank Offered Rate
WR = Withdrawn Rating
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	750,000	USD	782,720	10/07/25	Deutsche Bank AG	$782,720	$790,029	$7,309
USD	365,078	CAD	502,190	10/07/25	Deutsche Bank AG	(365,078)	(350,650)	14,428
USD	71,238,131	EUR	63,254,137	09/25/25	Deutsche Bank AG	(71,238,131)	(66,584,364)	4,653,767
USD	1,862,898	EUR	1,730,000	10/07/25	Barclays Bank PLC	(1,862,898)	(1,822,334)	40,564
USD	1,999,132	EUR	1,870,845	10/07/25	Deutsche Bank AG	(1,999,132)	(1,970,696)	28,436
USD	7,690,317	EUR	6,871,108	10/07/25	Morgan Stanley	(7,690,317)	(7,237,833)	452,484
USD	1,212,246	GBP	960,280	10/07/25	Deutsche Bank AG	(1,212,246)	(1,192,672)	19,574
USD	9,588,799	GBP	7,360,736	10/07/25	Morgan Stanley	(9,588,799)	(9,142,071)	446,728
Total Unrealized Appreciation								$5,663,290

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
CAD	16,773	USD	11,774	10/07/25	Deutsche Bank AG	$11,774	$11,712	$(62)
EUR	4,071,434	USD	4,306,482	09/25/25	Deutsche Bank AG	4,306,482	4,285,788	(20,694)
GBP	130,063	USD	169,727	10/07/25	Deutsche Bank AG	169,727	161,539	(8,188)
Total Unrealized Depreciation								$(28,944)
Total Net Unrealized Appreciation/(Depreciation)								$5,634,346

Currency Abbreviations:

CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical investments
●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Bank Loans	$—	$1,547,019,863	$155,255,539	$1,702,275,402
Corporate Bonds	—	129,293,376	554,742	129,848,118
Asset Backed Securities	—	73,446,297	—	73,446,297
Common Stocks	—	13,812,334	19,849	13,832,183
Warrants	—	—	35,605	35,605
Short-term Investments	148,767,299	—	—	148,767,299
	$148,767,299	$1,763,571,870	$155,865,735	$2,068,204,904
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$5,663,290	$—	$5,663,290

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$28,944	$—	$28,944

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2025 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants	Total
Balance as of October 31, 2024	$144,326,479	$2,063,505	$414,844	$63,239	$146,868,067
Accrued discounts (premiums)	118,733	-	-	-	118,733
Purchases	48,636,748	-	(15,040)	-	48,621,708
Sales	(37,266,774)	-	-	-	(37,266,774)
Realized gain (loss)	211,693	-	-	-	211,693
Change in unrealized appreciation (depreciation)	461,423	(1,508,763)	(12,690)	(27,634)	(1,087,664)
Transfers into Level 3	51,110,242	-	-	-	51,110,242
Transfers out of Level 3	(52,343,005)	-	(367,265)	-	(52,710,270)
Balance as of January 31, 2025	$155,255,539	$554,742	$19,849	$35,605	$155,865,735

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2025	$282,964	$(1,508,763)	$(12,690)	$(27,634)	$(1,266,123)

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Price Range
Asset Class	At January 31, 2025	Technique	Input	(Weighted Average)*
Bank Loans	$2,114,396	Income Approach	Expected Remaining Distribution	$0.00 - $0.97 ($0.97)
	153,141,143	Vendor Pricing	Single Broker Quote	0.01 – 1.54 (1.01)
Corporate Bonds	212,181	Income Approach	Expected Remaining Distribution	0.88 – 0.90 (0.89)
	342,561	Recent Transactions	Trade Price	0.00 - 1.04 (1.04)
Common Stocks	19,849	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
	0	Recent Transactions	Trade Price	0.00 (N/A )
Warrants	35,605	Income Approach	Expected Remaining Distribution	0.00 – 0.67 (0.67)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2025, $51,110,242 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $52,710,270 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (38.5%)
Aerospace & Defense (0.7%)
$800	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	$818,730
2,396	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.63)(1)	(B, B3)	08/01/32	7.250	2,431,043
489	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1)	(B+, B1)	02/01/29	7.500	509,681
1,000	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/27 @ 103.63)(1),(2)	(B+, B1)	07/01/31	7.250	1,034,270
507	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/11/25 @ 101.19)(1)	(BB, B1)	09/30/28	4.750	482,616
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)(1)	(BB-, Ba3)	03/01/29	6.375	758,555
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(BB-, Ba3)	03/01/32	6.625	763,871
					6,798,766
Air Transportation (0.1%)
680	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 103.19)(1),(2)	(B-, B3)	02/01/30	6.375	624,725

Auto Parts & Equipment (1.8%)
2,000	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.00)(1)	(BB, B2)	08/15/26	4.875	2,000,274
2,034	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	2,061,459
1,844	Adient Global Holdings Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/28 @ 103.75)(1)	(BB, B2)	02/15/33	7.500	1,867,256
1,500	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.00)(1)	(B, Caa1)	05/15/27	8.500	1,510,819
1,250	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)(1)	(B+, B2)	05/15/32	8.000	1,309,404
3,787	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 102.00)(1),(2)	(CCC, Caa1)	02/01/28	8.000	3,769,161
2,750	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)(1)	(B, B1)	05/31/32	7.750	2,805,267
3,024	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Baa3)	04/15/29	6.750	3,111,826
					18,435,466
Brokerage (0.4%)
4,140	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	4,363,092

Building & Construction (0.9%)
4,693	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.38)(1)	(B-, B3)	09/01/28	5.500	4,597,796
1,200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B-, B3)	01/31/31	8.625	1,281,111
602	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ 103.19)(1)	(BB, Ba3)	03/01/32	6.375	605,010
1,005	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ 103.38)(1)	(B+, B2)	03/01/33	6.750	1,011,281
500	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25)(1)	(BB, Ba3)	08/15/32	6.500	505,391
1,100	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	986,468
					8,987,057
Building Materials (2.8%)
754	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	761,715
2,632	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75)(1)	(B, B2)	08/15/29	9.500	2,631,854
5,305	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 02/12/25 @ 101.97)(1)	(B, B2)	01/31/27	7.875	5,411,365
2,890	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.50)(1),(2)	(CCC+, Caa1)	03/01/29	6.000	2,585,333

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials (continued)
$600	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/25 @ 100.00)(1)	(B+, Ba2)	02/01/28	5.750	$592,325
2,211	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.83)(1)	(BB+, Ba1)	01/15/28	5.000	2,158,738
2,100	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50)(1)	(BB, Ba3)	07/15/32	7.000	2,148,655
4,164	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, B1)	04/01/32	6.750	4,217,337
3,144	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1)	(CCC+, Caa1)	04/15/30	9.500	3,054,139
940	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, Ba3)	07/15/30	4.375	874,069
1,700	Summit Materials LLC/Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.63)(1)	(BB+, Ba3)	01/15/31	7.250	1,834,937
2,700	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 101.72)(1)	(CCC+, Caa1)	10/15/28	6.875	2,706,202
					28,976,669
Cable & Satellite TV (0.4%)
1,000	Altice France SA, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.56)(1)	(CCC, Caa1)	07/15/29	5.125	799,268
1,770	Altice France SA, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.75)(1)	(CCC, Caa1)	10/15/29	5.500	1,415,938
1,530	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,421,293
400	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 02/11/25 @ 100.69)(1)	(BB-, B1)	03/01/28	5.500	387,605
					4,024,104
Chemicals (1.4%)
750	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	770,591
600	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13)(1)	(BB-, Ba3)	11/01/31	6.250	598,975
500	Axalta Coating Systems Dutch Holding B BV, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.63)(1)	(BB, Ba3)	02/15/31	7.250	521,419
500	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	459,714
1,064	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 103.38)(1)	(BB, Ba3)	05/15/28	6.750	1,073,502
500	INEOS Quattro Finance 2 PLC, Rule 144A, Senior Secured Notes (Callable 11/15/25 @ 104.81)(1),(2)	(BB, B1)	03/15/29	9.625	524,676
1,571	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ 100.00)(1)	(BB, Ba2)	03/15/32	6.250	1,569,315
5,000	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.31)(1),(2)	(BB-, B2)	03/15/29	4.625	4,537,115
4,631	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	4,239,272
374	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B2)	03/01/31	7.375	386,344
					14,680,923
Consumer/Commercial/Lease Financing (0.4%)
4,250	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/25 @ 100.00)(1)	(BB-, Ba2)	02/01/28	4.750	4,246,421

Diversified Capital Goods (0.8%)
1,879	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	1,688,189
2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 103.31)(1),(2)	(CCC, Caa2)	10/15/29	6.625	1,797,721
3,434	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, Ba3)	12/15/27	4.375	3,320,044
1,000	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	1,014,617
					7,820,571

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Electronics (0.1%)
$1,500	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31)(1)	(BB+, Ba2)	07/15/32	6.625	$1,511,030

Energy - Exploration & Production (1.4%)
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	523,466
1,964	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	2,074,862
4,662	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	4,305,843
250	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	254,832
6,565	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 102.03)(1)	(B+, B2)	03/01/28	8.125	6,689,026
500	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 104.38)(1)	(B+, B2)	06/15/31	8.750	524,990
					14,373,019
Environmental (0.1%)
140	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba3)	02/01/31	6.375	142,147
861	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ 103.50)(1)	(B-, B3)	02/01/33	7.000	872,875
					1,015,022
Food & Drug Retailers (0.2%)
2,567	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	2,289,619

Food - Wholesale (1.0%)
942	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/11/25 @ 100.00)(1)	(BB+, Ba2)	04/15/27	5.250	937,227
3,717	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	3,703,156
1,400	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06)(1)	(BB, B1)	09/15/32	6.125	1,405,708
1,000	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/27 @ 103.19)(1)	(B+, B2)	03/01/33	6.375	987,697
500	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/29 @ 103.13)(1)	(B+, B2)	10/15/34	6.250	488,426
666	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.44)(1)	(BB, Ba3)	09/15/28	6.875	684,645
684	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/26 @ 103.63)(1)	(BB, Ba3)	01/15/32	7.250	710,911
1,250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ 102.88)(1)	(BB, Ba3)	04/15/33	5.750	1,218,348
					10,136,118
Gaming (1.0%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	373,572
500	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	515,725
212	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	215,050
5,172	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/25 @ 101.75)(1)	(B+, B2)	05/15/28	7.000	5,198,010
3,808	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 100.00)(1)	(BB-, B1)	05/15/27	5.250	3,789,797
					10,092,154
Gas Distribution (0.9%)
350	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)(1)	(B+, B2)	07/15/32	7.250	366,598
268	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	278,139
750	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	741,065

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gas Distribution (continued)
$2,000	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 100.00)(1)	(BB, Ba2)	05/15/25	3.600	$1,983,674
1,250	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB, Ba2)	05/15/30	4.800	1,175,387
1,868	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 103.00)(1)	(B+, B1)	12/31/30	6.000	1,804,945
2,920	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(B+, B1)	02/15/29	7.375	2,976,210
					9,326,018
Health Services (0.6%)
2,629	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/11/25 @ 102.00)(1),(2)	(B+, Ba3)	04/15/29	4.000	2,400,347
1,265	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.19)(1)	(B, B2)	10/31/29	4.375	1,184,489
3,162	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.69)(1)	(BB-, Ba3)	02/15/30	5.375	3,033,922
					6,618,758
Hotels (0.1%)
160	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1)	(BB+, Ba2)	04/01/29	5.875	161,220
458	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB-, Ba3)	04/01/32	6.500	461,760
					622,980
Insurance Brokerage (1.6%)
1,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	1,011,580
2,905	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)(1)	(B, B2)	01/15/31	7.000	2,959,675
667	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ 103.69)(1)	(B, B2)	10/01/31	6.500	668,238
2,300	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	2,449,418
3,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	3,792,265
2,000	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	2,051,547
647	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	611,622
2,625	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ 102.94)(1)	(BB-, B1)	08/01/32	5.875	2,601,865
					16,146,210
Investments & Misc. Financial Services (3.1%)
5,000	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	5,041,080
600	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 103.25)(1)	(BB+, Ba2)	05/15/32	6.500	614,024
4,000	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	4,191,644
1,250	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/16/25 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,211,120
3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	3,024,786
4,045	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)(1)	(B, B2)	09/15/31	6.750	4,069,489
3,000	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)(1)	(BB, Ba1)	04/30/31	7.125	3,102,900
2,750	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 103.06)(1)	(BB, Ba1)	11/01/32	6.125	2,739,258
1,400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.00)(1),(2)	(B, B2)	06/15/29	4.000	1,302,892
1,841	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.00)(1)	(NR, Ba3)	11/01/26	4.625	1,822,415

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Investments & Misc. Financial Services (continued)
$3,960	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)(1)	(B+, B1)	06/15/31	7.500	$4,114,147
					31,233,755
Machinery (1.9%)
2,806	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/25 @ 102.19)(1)	(B+, Ba3)	04/15/29	4.375	2,653,112
1,750	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44)(1)	(B+, Ba3)	08/15/32	6.875	1,795,514
6,949	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.00)(1)	(B, B3)	07/31/27	5.750	6,745,419
6,485	Griffon Corp., Global Company Guaranteed Notes (Callable 03/03/25 @ 100.96)	(B, B1)	03/01/28	5.750	6,434,257
1,500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	1,515,919
500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/01/26 @ 101.88)	(BB+, Ba1)	03/01/31	3.750	442,280
319	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	330,805
					19,917,306
Media - Diversified (0.0%)
50	Tech 7 SAS Super Senior (3),(4),(5)	(NR, NR)	03/31/26	15.000	5
84	Tech 7 SAS Super Senior (3),(4),(5)	(NR, NR)	03/31/26	18.682	9
25	Tech 7 SAS Technicolor Creative Studios Super Senior (3),(4),(5)	(NR, NR)	04/01/26	15.000	2
42	Technicolor Creative Studios (3),(4),(5)	(NR, NR)	03/31/26	15.000	43,680
25	Technicolor Creative Studios SA (3),(4),(5)	(NR, NR)	04/01/26	15.000	3
					43,699
Media Content (0.2%)
2,200	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1),(2)	(BB+, Ba3)	09/01/31	3.875	1,896,876

Metals & Mining - Excluding Steel (1.5%)
2,000	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19)(1),(2)	(BB-, Ba3)	08/15/32	6.375	1,973,719
5,010	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	4,917,379
5,314	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	5,622,292
2,595	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1),(2)	(BB-, B2)	06/01/31	4.500	2,334,145
1,000	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	940,073
					15,787,608
Metals & Mining - Excluding Steel (0.1%)
1,175	Novelis, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/27 @ 103.44)(1)	(BB, Ba3)	01/30/30	6.875	1,203,881

Oil Field Equipment & Services (0.6%)
5,400	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, Ba2)	12/15/33	7.500	5,706,412

Oil Refining & Marketing (0.3%)
550	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B2)	01/15/32	8.250	574,680
700	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)(1)	(BB+, Ba1)	05/01/32	7.250	731,018
1,545	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB+, Ba1)	09/15/28	7.000	1,590,626
					2,896,324
Packaging (1.3%)
350	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 03/02/25 @ 101.50)(1),(3)	(CCC, Caa2)	09/01/29	3.000	314,496

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Packaging (continued)
$2,777	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 103.94)(1)	(B, B2)	04/15/27	7.875	$2,833,123
348	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(B+, B2)	05/15/31	7.250	339,648
250	Sealed Air Corp./Sealed Air Corp. U.S., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 103.06)(1)	(BB+, Ba2)	02/01/28	6.125	252,476
4,354	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	4,816,012
4,307	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	3,996,823
913	Veritiv Operating Co., Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	993,585
					13,546,163
Personal & Household Products (0.4%)
350	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 103.69)(1)	(BB, Ba3)	10/15/28	7.375	363,940
850	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)(1),(2)	(BBB-, Ba3)	02/16/31	6.750	873,684
2,820	Tempur Sealy International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 101.94)(1)	(BB, Ba2)	10/15/31	3.875	2,482,327
					3,719,951
Pharmaceuticals (0.0%)
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB, B1)	04/01/31	3.750	311,582

Rail (0.3%)
2,826	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	2,837,174

Real Estate Investment Trusts (0.7%)
1,870	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, WR)	12/15/27	3.750	1,739,833
58	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB-, Ba3)	07/15/26	3.625	56,403
1,150	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB-, Ba3)	01/15/27	4.375	1,117,765
750	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ 100.00)(1)	(BB-, Ba3)	04/01/29	7.250	775,025
1,250	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)(1)	(BB-, Ba3)	04/15/30	6.000	1,232,878
1,750	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/01/30 @ 100.00)(1)	(BB-, Ba3)	07/01/30	6.500	1,767,973
					6,689,877
Recreation & Travel (1.7%)
3,730	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 102.38)(1)	(B, B1)	05/15/29	4.750	3,549,805
582	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/11/25 @ 102.63)(1),(2)	(B+, B2)	08/15/29	5.250	563,081
2,968	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(BB-, B1)	05/15/31	7.250	3,060,984
5,550	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 100.00)(1)	(BB+, B1)	11/01/27	4.875	5,396,489
4,441	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)(1)	(BB, Ba3)	05/15/32	6.500	4,511,745
					17,082,104
Restaurants (0.9%)
1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)(1)	(BB+, Ba2)	06/15/29	6.125	1,015,412
1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 09/15/26 @ 102.81)(1)	(BB+, Ba2)	09/15/29	5.625	997,398
1,228	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.94)(1)	(BB-, B1)	09/15/29	3.875	1,116,459

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Restaurants (continued)
$5,488	Raising Cane's Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	$5,885,798
					9,015,067
Software - Services (2.8%)
3,477	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 101.34)(1)	(NR, B1)	10/31/26	5.375	3,421,368
2,268	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 09/30/25 @ 104.50)(1)	(B-, Caa2)	09/30/29	9.000	2,325,088
2,539	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00)(1),(2)	(NR, NR)	12/15/31	9.500	2,639,265
1,836	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 102.06)(1)	(BB-, Ba3)	07/15/29	4.125	1,719,141
2,225	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)(1)	(BB+, Ba3)	05/15/32	6.625	2,264,667
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.00)(1)	(BB, Ba3)	02/15/28	3.875	924,320
3,000	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.94)(1)	(BB, Ba3)	12/01/29	3.875	2,753,354
1,500	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.06)(1)	(BB, Ba3)	02/15/30	4.125	1,377,169
975	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba3)	12/01/31	4.125	874,939
1,000	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	1,021,569
5,075	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 101.78)(1)	(B-, Caa1)	12/15/28	7.125	4,951,761
4,953	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/11/25 @ 100.97)(1)	(B+, B1)	02/01/29	3.875	4,569,387
					28,842,028
Specialty Retail (1.4%)
1,750	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 02/11/25 @ 100.00)(1)	(NR, Caa3)	05/01/25	7.500	1,581,755
48	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes 1 (Callable 02/11/25 @ 100.00)(1),(4),(5)	(NR, Caa3)	05/01/25	7.500	43,191
64	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (4),(5),(6)	(NR, NR)	05/01/25	0.000	56,245
3,275	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.33)(1)	(BB+, Ba2)	08/15/28	4.000	3,112,179
2,000	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 103.19)(1)	(BB+, Ba2)	01/15/30	6.375	2,038,270
5,925	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(BB-, B2)	08/01/31	8.250	6,228,715
950	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.19)(1)	(BB+, Ba2)	01/15/31	4.375	875,597
271	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	250,407
					14,186,359
Steel Producers/Products (0.5%)
5,152	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 02/11/25 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	4,890,035

Support - Services (1.7%)
1,342	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/25 @ 100.00)(1)	(CCC+, Caa2)	07/15/27	9.750	1,351,296
944	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 03/02/25 @ 101.81)(1),(3)	(B, B3)	06/01/28	3.625	956,146
1,113	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 101.52)(1)	(BB, Ba3)	05/15/28	4.625	1,071,599
1,490	Beacon Roofing Supply, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 100.00)(1)	(BB, Ba2)	11/15/26	4.500	1,477,816
1,750	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 102.88)(1)	(BB-, Ba3)	10/15/29	5.750	1,735,565
4,100	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	3,845,197

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support – Services (continued)
$3,341	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 100.97)(1)	(BB-, B1)	12/15/28	3.875	$3,339,997
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 102.42)(1)	(BB, Ba3)	06/15/28	7.250	509,795
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)(1),(2)	(BB, Ba3)	03/15/29	6.375	509,718
2,200	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)(1)	(BB-, B2)	06/15/29	6.625	2,256,146
800	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/11/25 @ 102.50)(1)	(B+, B2)	01/15/30	5.000	729,845
					17,783,120
Tech Hardware & Equipment (0.7%)
4,000	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 102.06)(1)	(BB+, Ba2)	11/15/28	4.125	3,802,259
3,564	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)(1)	(BB, Ba2)	06/01/32	6.500	3,648,745
					7,451,004
Telecom - Wireline Integrated & Services (1.3%)
2,500	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 100.00)(1)	(B-, Caa1)	01/15/28	5.000	2,036,944
1,344	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 100.00)(1)	(B+, B2)	10/15/27	6.750	1,231,203
300	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(1)	(CCC+, Caa1)	04/01/30	4.500	249,888
5,183	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81)(1)	(CCC+, Caa1)	10/15/30	3.875	4,066,686
2,500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	2,219,756
2,500	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	2,178,446
1,160	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.38)(1)	(B+, Ba3)	07/15/31	4.750	1,021,276
					13,004,199
Theaters & Entertainment (0.1%)
1,500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/25 @ 103.25)(1)	(BB, Ba2)	05/15/27	6.500	1,526,607

Transport Infrastructure/Services (0.2%)
250	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	258,676
1,000	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(BB-, Ba3)	02/01/32	7.125	1,033,142
830	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	842,852
					2,134,670
Trucking & Delivery (0.1%)
1,252	RXO, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/25 @ 103.75)(1)	(BB, Baa3)	11/15/27	7.500	1,285,309
TOTAL CORPORATE BONDS (Cost $388,674,730)					394,079,832

BANK LOANS (54.3%)
Advertising (0.5%)
2,095	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(7)	(B, B1)	05/03/28	8.562	2,076,239
3,544	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(7)	(B, B1)	12/31/31	8.562	3,447,161
					5,523,400
Aerospace & Defense (3.0%)
189	Air Comm Corp. LLC(8)	(B, B2)	12/11/31	0.000	190,065
2,270	Air Comm Corp. LLC, 3 mo. USD Term SOFR + 3.000%(7)	(B, B2)	11/21/31	7.396	2,280,786
4,000	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 2.250%(7)	(BB-, Ba3)	09/29/31	6.562	3,992,000

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Aerospace & Defense (continued)
$1,331	Arcline FM Holdings LLC, 3 mo. USD Term SOFR + 4.500%(7)	(B, B3)	06/23/28	9.567	$1,334,923
3,056	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.750%(7)	(B, B2)	10/31/30	7.079	3,073,291
1,966	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(7)	(B+, B2)	07/01/31	6.791 - 7.014	1,974,419
2,512	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%(7)	(B+, B2)	07/01/31	6.812	2,522,247
881	CACI International, Inc., 1 mo. USD Term SOFR + 1.750%(7)	(BB+, Ba1)	10/30/31	6.062 - 6.087	884,114
1,279	HDI Aerospace Intermediate Holding III Corp.(5),(9)	(B, B2)	09/19/31	0.000	1,285,867
1,491	KBR, Inc., 1 mo. USD Term SOFR + 2.000%(7)	(BB+, Ba1)	01/19/31	6.312	1,500,172
2,202	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.750%(7)	(B, B2)	09/22/28	7.176	2,218,681
2,150	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(7)	(NR, NR)	02/01/29	12.364	1,827,243
6,208	Peraton Corp., 1 mo. USD Term SOFR + 3.750%(7)	(B-, B2)	02/01/28	8.162	5,825,522
1,444	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%(7)	(BB-, Ba3)	02/28/31	6.829	1,451,095
					30,360,425
Auto Parts & Equipment (1.3%)
3,245	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(7)	(B, B2)	04/06/28	8.426	3,246,747
2,260	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%(7)	(BB-, B1)	05/06/30	6.812	2,260,765
1,839	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000%(7)	(B+, B1)	03/30/27	9.552	1,809,566
1,880	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000%(7)	(B+, B1)	03/30/27	9.552	1,851,577
205	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(7),(10)	(NR, WR)	08/28/25	10.426	186,011
1,234	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 2.500%(7)	(B, B2)	04/23/31	6.812	1,238,586
3,071	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%(7)	(B, B3)	02/08/28	8.162	2,894,044
232	Wand Newco 3, Inc., 1 mo. USD Term SOFR + 2.750%(7)	(B, B3)	02/28/25	7.060	231,888
					13,719,184
Automakers (0.0%)
476	Fastlane Parent Co., Inc., 1 mo. USD Term SOFR + 4.500%(7)	(B-, B3)	09/29/28	8.812	444,840

Banking (0.4%)
1,144	Citco Funding LLC, 6 mo. USD Term SOFR + 2.750%(7)	(BB, Ba2)	04/27/28	7.308	1,158,333
2,659	HarbourVest Partners LLC, 3 mo. USD Term SOFR + 2.250%(5),(7)	(BB+, Ba2)	04/18/30	6.579	2,666,110
					3,824,443
Beverages (0.2%)
1,285	Aramark Services, Inc.(9)	(BBB-, Ba1)	06/22/30	0.000	1,293,565
1,083	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 4.250%(5),(7)	(B, B2)	12/13/30	8.562	1,102,290
					2,395,855
Brokerage (0.4%)
3,702	DRW Holdings LLC, 3 mo. USD Term SOFR + 3.500%(7)	(BB-, Ba3)	06/26/31	7.791	3,709,867
482	Jefferies Finance LLC, 1 mo. USD Term SOFR + 3.000%(7)	(BB-, Ba2)	10/21/31	7.302	485,393
					4,195,260
Building & Construction (0.9%)
1,489	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(7)	(BB, Ba3)	03/19/29	6.562	1,494,333
6,499	Quikrete Holdings, Inc.(5),(9)	(BB, Ba3)	02/10/32	0.000	6,539,299
1,485	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%(7)	(B, B2)	10/29/27	7.791 - 7.812	1,497,819
					9,531,451
Building Materials (1.0%)
94	ARAMSCO, Inc. (2023 Delayed Draw Term Loan)(9)	(B-, Caa1)	10/10/30	0.000	89,113
916	ARAMSCO, Inc. (2023 Term Loan B)(9)	(B-, Caa1)	10/10/30	0.000	864,893
3,168	Core & Main LP, 1 mo. USD Term SOFR + 2.000%(7)	(BB-, Ba3)	02/09/31	6.311	3,187,639
440	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%(7)	(B, B2)	04/12/28	7.656	420,465
175	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(7)	(B, B2)	08/01/28	9.931	172,743
1,961	ECO Material Tech, Inc.(9)	(B, B2)	01/30/32	0.000	1,955,742
1,634	Foundation Building Materials Holding Co. LLC, 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250%(7)	(B, B2)	01/31/28	7.676 - 7.802	1,608,518
898	Gulfside Supply, Inc., 3 mo. USD Term SOFR + 3.000%(7)	(B, B2)	06/17/31	7.326	903,870
590	Kodiak Building Partners, Inc., 3 mo. USD Term SOFR + 3.750%(7)	(B+, B2)	12/04/31	8.046	590,884
333	Oscar AcquisitionCo LLC, 6 mo. USD Term SOFR + 4.250%(7)	(B, B1)	04/29/29	8.495	332,511
					10,126,378

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Cable & Satellite TV (0.3%)
$2,900	Ziggo Financing Partnership, 1 mo. USD Term SOFR + 2.500%(7)	(B+, B1)	04/30/28	6.921	$2,885,949

Chemicals (2.4%)
1,498	AAP Buyer, Inc., 1 mo. USD Term SOFR + 3.250%(7)	(B+, B1)	09/09/31	7.562	1,511,285
2,824	Ascend Performance Materials Operations LLC, 6 mo. USD Term SOFR + 4.750%(7)	(B, B2)	08/27/26	9.095	2,165,027
430	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(7)	(CC, Ca)	12/29/28	12.340	284,355
729	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%(7)	(CCC, Caa2)	12/29/27	8.340	652,208
1,508	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%(7)	(B-, B2)	03/15/29	8.298	1,512,033
448	INEOS Enterprises Holdings U.S. Finco LLC, 3 mo. USD Term SOFR + 3.750%(7)	(BB, B1)	07/08/30	8.364	449,259
764	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(5),(7)	(BB, B1)	10/07/31	8.562	766,514
1,231	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(7)	(BB, Ba3)	02/18/30	7.562	1,232,148
2,725	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%(7)	(BB, Ba3)	02/07/31	7.312	2,728,145
308	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(5),(7)	(BB+, Ba1)	11/26/31	6.311	308,976
273	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 7.000%(7)	(CCC+, Caa1)	09/30/29	11.412	268,786
571	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 3.500%(7)	(B, B2)	09/30/28	7.912	574,899
1,791	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(7)	(B-, B3)	04/23/29	8.689	1,769,712
1,813	Polar U.S. Borrower LLC, 1 mo. USD Term SOFR + 5.500%(5),(7),(10)	(CCC+, Caa1)	10/16/28	9.161	1,332,548
3,766	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%(5),(7),(10)	(CCC+, Caa1)	10/16/28	9.900	2,767,954
1,749	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.000%(7)	(B, NR)	12/23/30	8.312	1,754,256
283	SK Neptune Husky Finance SARL(5),(6),(10),(11)	(NR, WR)	04/30/25	0.000	219,452
1,306	SK Neptune Husky Group SARL(6),(10),(11)	(NR, WR)	01/03/29	0.000	26,763
3,956	Vantage Specialty Chemicals, Inc., 1 mo. USD Term SOFR + 4.750%(7)	(B-, B3)	10/26/26	9.052	3,915,134
					24,239,454
Diversified Capital Goods (0.0%)
299	DexKo Global, Inc.(9)	(B-, B2)	10/04/28	0.000	287,103

Electronics (1.5%)
3,825	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(7)	(B, B3)	10/08/28	8.840	3,845,606
1,935	Idemia Group, 3 mo. USD Term SOFR + 4.250%(5),(7)	(B, B2)	09/30/28	8.579	1,959,544
2,713	II-VI, Inc., 1 mo. USD Term SOFR + 2.000%(7)	(BB-, Ba1)	07/02/29	6.312	2,729,085
500	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(7),(10)	(CCC, Caa2)	03/02/29	11.552	448,440
2,077	Ingram Micro, Inc., 3 mo. USD Term SOFR + 2.750%(7)	(BB, Ba3)	09/22/31	7.077	2,096,399
1,773	Mirion Technologies, Inc., 3 mo. USD Term SOFR + 2.250%(7)	(B+, B1)	10/20/28	6.579	1,777,661
810	MKS Instruments, Inc., 1 mo. USD Term SOFR + 2.000%(7)	(BB, Ba1)	08/17/29	6.305	815,302
1,250	SolarWinds Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(7)	(B+, B1)	02/05/30	7.062	1,259,375
					14,931,412
Energy - Exploration & Production (0.6%)
1,153	AL GCX Fund VIII Holdings LLC(9)	(BB, Ba3)	01/27/32	0.000	1,154,053
234	AL GCX Holdings LLC, 1 mo. USD Term SOFR + 2.750%(7)	(BB, Ba3)	05/17/29	7.056	235,254
1,005	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.250%(7)	(B+, Ba3)	12/06/30	6.544	1,009,426
1,075	CQP Holdco LP, 3 mo. USD Term SOFR + 2.000%(7)	(BB, Ba2)	12/31/30	6.329	1,078,321
1,036	EMG Utica LLC(5),(9)	(B+, B3)	10/24/29	0.000	1,040,731
676	GIP Pilot Acquisition Partners LP, 3 mo. USD Term SOFR + 2.000%(7)	(NR, Ba3)	10/04/30	6.302	680,076
466	M6 ETX Holdings II Midco LLC, 1 mo. USD Term SOFR + 4.500%(7)	(B, B2)	09/19/29	8.912	468,547
940	PES Holdings LLC, 3.000% PIK(5),(10),(11),(12)	(NR, WR)	12/31/25	3.000	7,053
					5,673,461
Environmental (0.3%)
1,164	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.000%(7)	(BB, Ba2)	07/03/31	6.305	1,165,512
321	Reworld Holding Corp. (Term Loan B), 1 mo. USD Term SOFR + 2.250%(7)	(BB, Ba2)	11/30/28	6.552	322,543
25	Reworld Holding Corp. (Term Loan C), 1 mo. USD Term SOFR + 2.250%(7)	(BB, Ba2)	11/30/28	6.552	24,780
665	The Action Environmental Group, Inc., 3 mo. USD Term SOFR + 3.750%(5),(7)	(B, B2)	10/24/30	8.079	670,552
89	The Action Environmental Group, Inc.(5),(8)	(B, B2)	10/24/30	0.000	88,901
475	Vestis Corp., 3 mo. USD Term SOFR + 2.250%(7)	(BB, Ba3)	02/22/31	6.764	476,493
					2,748,781
Food & Drug Retailers (0.1%)
859	Sharp Services LLC, 3 mo. USD Term SOFR + 3.250%(7)	(B-, B3)	12/31/28	7.579	865,776

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Food & Drug Retailers (continued)
$866	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(7),(10)	(CC, Ca)	12/21/28	11.647	$417,490
					1,283,266
Food - Wholesale (0.8%)
3,998	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.000%(7)	(B, B3)	07/31/28	7.337	4,012,476
1,319	Golden State Food LLC, 1 mo. USD Term SOFR + 4.250%(7)	(B, B2)	12/04/31	8.576	1,335,858
1,966	Nomad Foods U.S. LLC, 6 mo. USD Term SOFR + 2.500%(7)	(BB-, B1)	11/12/29	6.968	1,980,863
1,173	Sycamore Buyer LLC, 1 mo. USD Term SOFR + 2.250%(7)	(BB, Ba3)	07/23/29	6.669	1,176,387
					8,505,584
Gaming (0.3%)
1,166	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%(7)	(NR, NR)	11/24/28	7.065	1,175,327
939	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%(7)	(BB-, Ba3)	02/06/31	6.562	943,224
1,265	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%(7)	(BB-, Ba3)	02/06/30	6.562	1,270,644
					3,389,195
Gas Distribution (0.5%)
1,286	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 2.500%(7)	(B+, Ba3)	04/13/28	6.788	1,294,594
1,795	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.000%(7)	(NR, B2)	10/31/28	7.329	1,813,904
543	EPIC Crude Services LP, 3 mo. USD Term SOFR + 3.000%(7)	(BB-, Ba3)	10/15/31	7.302	548,495
1,250	NGP XI Midstream Holdings LLC, 3 mo. USD Term SOFR + 3.500%(5),(7)	(B, B3)	07/25/31	7.829	1,264,062
					4,921,055
Health Facilities (0.6%)
1,286	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%(7)	(B-, B2)	08/02/28	9.052	1,288,419
632	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(7)	(B-, Caa1)	09/30/27	11.929	465,713
1,675	Insulet Corp., 1 mo. USD Term SOFR + 2.500%(7)	(BB, Ba2)	08/04/31	6.812	1,688,278
751	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%(7)	(B-, B2)	05/18/28	11.499	754,798
2,952	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK(7),(10),(12)	(NR, Caa2)	08/18/28	11.499	1,200,318
1,103	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(7)	(B, Ba3)	12/19/30	7.061	1,108,555
					6,506,081
Health Services (2.5%)
499	ADMI Corp., 1 mo. USD Term SOFR + 3.750%(7)	(B-, B3)	12/23/27	8.176	495,283
3,469	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(5),(7)	(B-, B3)	12/23/27	7.801	3,438,288
247	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(5),(7)	(B-, B3)	12/23/27	10.062	249,934
4,947	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.000%(7)	(B-, B2)	02/15/29	7.312	4,959,212
2,058	Concentra Health Services, Inc.(5),(9)	(BB, Ba2)	07/26/31	0.000	2,064,659
883	Elanco Animal Health, Inc.(9)	(BB, Ba2)	08/01/27	0.000	883,703
224	EyeCare Partners LLC, 3 mo. USD Term SOFR + 1.000%, 3.610% PIK(7),(12)	(CCC+, Caa3)	11/30/28	9.003	176,469
182	IVC Acquisition Ltd., 3 mo. USD Term SOFR + 3.750%(7)	(B, NR)	12/12/28	8.040	183,537
1,290	Learning Care Group U.S. No. 2, Inc., 3 mo. USD Term SOFR + 4.000%(7)	(B, B2)	08/11/28	8.300 - 8.516	1,300,768
508	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(7)	(B, NR)	12/15/28	8.299	492,091
359	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(7)	(CCC, Caa1)	12/15/28	8.413	311,385
139	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 5.250%(7)	(B, Caa1)	12/15/28	9.549	138,363
1,249	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 2.750%(7)	(B, B1)	03/15/31	7.049	1,261,151
522	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 3.250%(7)	(B, B3)	11/03/31	7.579	526,615
2,001	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK(7),(12)	(B-, B3)	01/31/29	9.775	1,984,538
212	Select Medical Corp., 1 mo. USD Term SOFR + 2.000%(7)	(BB, Ba1)	12/03/31	6.333	213,459
564	Southern Veterinary Partners LLC, 3 mo. USD Term SOFR + 3.250%(7)	(B, B2)	12/04/31	7.715	568,571
1,212	Therapy Brands Holdings LLC, 1 mo. USD Term SOFR + 4.000%(7),(10)	(CCC+, B3)	05/18/28	8.426	1,040,684
1,500	TTF Holdings LLC, 1 mo. USD Term SOFR + 3.750%(7)	(B, B2)	07/18/31	8.062	1,500,937
4,173	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%(7)	(B-, B3)	12/15/27	9.079	4,182,613
					25,972,260

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Hotels (0.6%)
$1,891	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.750%(7)	(B+, B1)	08/17/28	7.062	$1,906,417
1,881	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.000%(7)	(B+, B1)	05/31/30	7.312	1,898,716
250	Hilton Domestic Operating Co., Inc., 1 mo. USD Term SOFR + 1.750%(7)	(BBB-, Baa2)	11/08/30	6.061	251,875
2,273	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%(7)	(BBB-, Ba1)	05/24/30	6.062	2,282,935
					6,339,943
Insurance Brokerage (3.9%)
3,088	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 2.750%(7)	(B, B2)	09/19/31	7.052	3,101,370
7,297	AmWINS Group, Inc.(9)	(B+, B1)	01/23/32	0.000	7,320,229
2,341	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 3.750%, 6 mo. USD Term SOFR + 3.750%(7)	(B-, B3)	02/15/31	8.039 - 8.079	2,343,449
1,239	Ardonagh Midco 3 PLC(9)	(B-, B3)	02/15/31	0.000	1,240,055
4,295	AssuredPartners, Inc., 1 mo. USD Term SOFR + 3.500%(7)	(B, B2)	02/14/31	7.812	4,303,202
791	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.500%(5),(7)	(B+, B2)	01/08/32	7.806	795,825
1,789	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.500%(7)	(B, B2)	04/18/30	7.812	1,798,834
2,846	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.000%(7)	(B, B2)	02/15/31	7.312	2,861,921
8,650	HUB International Ltd., 3 mo. USD Term SOFR + 2.500%(7)	(B, B1)	06/20/30	6.787	8,692,000
3,840	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%(7)	(NR, NR)	07/02/31	7.315	3,851,796
1,000	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%(7)	(CCC+, Caa2)	07/02/31	9.562	1,012,080
2,383	Summit Acquisition, Inc., 3 mo. USD Term SOFR + 3.750%(5),(7)	(B-, B3)	10/16/31	8.079	2,404,036
					39,724,797
Investments & Misc. Financial Services (4.0%)
411	Altisource Solutions SARL, 3 mo. USD Term SOFR + 8.750%(7),(10)	(C, Caa2)	04/30/25	13.179	202,236
3,652	Ankura Consulting Group LLC, 1 mo. USD Term SOFR + 3.500%(7)	(B-, B3)	12/29/31	7.812	3,668,516
6,598	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(7)	(B-, B3)	08/02/28	7.312	6,617,172
1,123	Boost Newco Borrower LLC, 3 mo. USD Term SOFR + 2.500%(7)	(BB, Ba3)	01/31/31	6.829	1,129,351
305	Chrysaor Bidco SARL, 3 mo. USD Term SOFR + 3.500%(7)	(B, B3)	07/17/31	7.789	309,237
23	Chrysaor Bidco SARL(8)	(B, B3)	10/30/31	0.000	22,870
3,120	Citadel Securities LP, 3 mo. USD Term SOFR + 2.000%(7)	(BBB-, Baa3)	10/31/31	6.329	3,140,786
749	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.250%(7)	(BB-, Ba3)	05/17/31	6.562	751,240
3,491	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%(7)	(BB-, Ba3)	05/19/31	6.312	3,494,898
150	Focus Financial Partners LLC(9)	(NR, NR)	09/15/31	0.000	150,634
45	Focus Financial Partners LLC(9)	(B, B2)	09/15/31	0.000	45,447
1,588	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 4.750%(7)	(CC, Caa3)	04/29/29	9.041	1,407,434
679	Guggenheim Partners LLC, 3 mo. USD Term SOFR + 2.500%(7)	(NR, NR)	11/21/31	6.829	682,820
1,693	HighTower Holdings LLC, 3 mo. USD Term SOFR + 3.500%(7)	(B-, B2)	04/21/28	8.071	1,698,310
3,092	Hudson River Trading LLC, 1 mo. USD Term SOFR + 3.000%(7)	(BB, Ba3)	03/18/30	7.297	3,110,066
3,955	Jane Street Group LLC, 3 mo. USD Term SOFR + 2.000%(7)	(BB, Ba1)	12/15/31	6.396	3,953,914
1,416	Kestra Advisor Services Holdings A, Inc.(9)	(B-, B3)	03/21/31	0.000	1,419,074
968	Mariner Wealth Advisors LLC, 3 mo. USD Term SOFR + 2.750%(7)	(B-, Ba3)	08/18/28	7.079	972,406
4,943	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 3.000%(7)	(B+, B2)	07/31/31	7.312	4,976,747
2,345	VFH Parent LLC, 1 mo. USD Term SOFR + 2.750%(7)	(B+, B1)	06/21/31	7.062	2,358,062
854	Walker & Dunlop, Inc., 1 mo. USD Term SOFR + 2.250%(5),(7)	(BB+, Ba1)	12/16/28	6.662	856,967
					40,968,187
Life Insurance (0.1%)
919	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 2.750%(7)	(B, B2)	05/06/31	7.079	923,377

Machinery (1.3%)
1,961	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%(7)	(B, B1)	02/07/29	7.676	1,926,214
1,426	Arcosa, Inc., 1 mo. USD Term SOFR + 2.250%(7)	(BBB-, Ba1)	08/12/31	6.562	1,438,593
509	C&D Technologies, Inc.(5),(9)	(B-, B2)	12/20/26	0.000	509,964
666	Chart Industries, Inc., 3 mo. USD Term SOFR + 2.500%(7)	(BB-, Ba3)	03/15/30	6.805	669,939
457	Clark Equipment Co., 3 mo. USD Term SOFR + 2.000%(7)	(BB+, Ba2)	04/20/29	6.329	459,192
1,409	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(7)	(B-, B3)	09/28/28	8.837	1,346,445
552	Cube Industrials Buyer, Inc., 3 mo. USD Term SOFR + 3.500%(7)	(B, B3)	10/17/31	7.793	556,088
686	Generac Power Systems, Inc., 3 mo. USD Term SOFR + 1.750%(7)	(BB+, Ba1)	07/03/31	6.060	691,105
249	John Bean Technologies Corp., 1 mo. USD Term SOFR + 2.250%(7)	(BB, Ba2)	01/02/32	6.662	251,822
1,484	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%(5),(7)	(B-, B3)	08/30/30	10.312	1,474,486
413	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(7)	(B-, B3)	07/19/29	8.562	414,824
672	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 3.250%(7)	(B, B2)	09/26/31	7.562	677,647

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Machinery (continued)
$2,322	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 3.500%(7)	(B-, B2)	08/31/28	7.812	$2,343,338
					12,759,657
Media - Diversified (0.8%)
5,268	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(7)	(B, B3)	12/29/28	8.062	4,997,675
1,571	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 2.000%(7)	(BB+, NR)	09/30/31	6.329	1,577,199
786	Delta 2 LUX SARL(9)	(BB+, NR)	09/30/31	0.000	788,599
394	Technicolor Creative Studios(3),(4),(5),(6),(11)	(NR, NR)	08/06/33	0.000	0
744	United Talent Agency LLC, 1 mo. USD Term SOFR + 3.750%(5),(7)	(B+, B2)	07/07/28	8.052	750,888
					8,114,361
Media Content (0.1%)
788	Aragorn Parent Corp., 1 mo. USD Term SOFR + 4.000%(7)	(B, B2)	12/15/28	8.311	796,720
500	WMG Acquisition Corp., 3 mo. USD Term SOFR + 1.750%(7)	(BBB-, Ba2)	01/24/31	6.041	501,125
					1,297,845
Medical Products (0.5%)
1,373	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(7)	(B-, B1)	10/13/29	9.329	1,333,497
1,990	Medline Borrower LP, 1 mo. USD Term SOFR + 2.250%(7)	(BB-, Ba3)	10/23/28	6.562	2,001,652
1,520	Sotera Health Holdings LLC, 1 mo. USD Term SOFR + 3.250%(7)	(BB-, B1)	05/30/31	7.562	1,527,065
					4,862,214
Oil Field Equipment & Services (0.2%)
272	MRC Global U.S., Inc., 3 mo. USD Term SOFR + 3.500%(5),(7)	(B, B2)	10/24/31	7.620	275,207
2,115	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 3.500%(7)	(BB, B1)	09/18/31	7.985	2,130,473
					2,405,680
Packaging (1.3%)
2,244	Berlin Packaging LLC, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%(7)	(B-, B2)	06/07/31	7.829 - 8.014	2,260,119
1,822	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.000%(7)	(B, B2)	04/15/27	7.337	1,834,274
4,770	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(7)	(B-, B3)	09/15/28	8.302 - 8.523	4,787,285
1,621	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%(7)	(B-, B3)	04/14/31	7.551	1,621,947
2,483	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(7)	(B-, B3)	03/03/28	7.676	2,490,047
					12,993,672
Personal & Household Products (0.6%)
3,057	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%(7)	(BB-, B1)	12/21/28	6.560	3,075,365
1,175	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(7)	(NR, NR)	06/29/28	11.943	1,078,200
13	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(5),(7)	(NR, NR)	06/29/28	11.905	13,229
1,669	Tempur Sealy International, Inc., 1 mo. USD Term SOFR + 2.500%(7)	(BBB-, Ba1)	10/24/31	6.840	1,677,219
					5,844,013
Pharmaceuticals (0.1%)
583	Dechra Pharmaceuticals Holdings Ltd.(9)	(B-, B2)	12/04/31	0.000	586,641

Rail (0.1%)
1,049	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 1.750%(7)	(BB, Ba3)	04/10/31	6.079	1,049,313

Real Estate Development & Management (0.5%)
4,800	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 3.750%(7)	(B, B3)	05/31/28	8.062	4,851,491

Real Estate Investment Trusts (0.2%)
101	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.250%(7)	(BB, Ba2)	11/18/27	6.562	100,858
1,429	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.250%(7)	(BB, Ba2)	01/02/30	6.562	1,430,369
					1,531,227
Recreation & Travel (1.7%)
5,882	Endeavor Group Holdings, Inc.(5),(9)	(B+, B2)	01/27/32	0.000	5,896,635
2,207	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%(7)	(B, B2)	11/12/29	7.829	2,182,856
1,347	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%(5),(7)	(B, B2)	06/25/31	7.312	1,356,750

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Recreation & Travel (continued)
$5,213	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%(7)	(BB+, Ba2)	12/04/31	6.312	$5,221,620
3,131	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%(7)	(BBB-, Ba1)	05/01/31	6.357	3,144,892
					17,802,753
Restaurants (2.2%)
1,920	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%(7)	(BB+, Ba2)	09/20/30	6.062	1,916,850
5,061	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%(7)	(B, B2)	12/01/28	8.676	5,075,083
6,895	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%(7)	(B+, B2)	12/15/27	6.812	6,924,814
2,045	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.500%(7)	(B-, B3)	07/21/28	7.926	2,063,094
2,084	Tacala LLC, 1 mo. USD Term SOFR + 3.500%(7)	(B-, B3)	01/31/31	7.812	2,113,113
3,943	Whatabrands LLC, 1 mo. USD Term SOFR + 2.500%(7)	(B, B2)	08/03/28	6.812	3,962,074
					22,055,028
Software - Services (10.3%)
266	Amspec Parent LLC(5),(8)	(B, NR)	12/22/31	0.000	267,610
1,730	Amspec Parent LLC, 3 mo. USD Term SOFR + 4.250%(5),(7)	(B, NR)	12/22/31	8.579	1,739,464
3,445	Applied Systems, Inc., 3 mo. USD Term SOFR + 3.000%(7)	(B-, B2)	02/24/31	7.329	3,482,350
2,045	AQ Carver Buyer, Inc., 1 mo. USD Term SOFR + 5.500%(7)	(B, B2)	08/02/29	9.912	2,052,717
2,907	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(7)	(CCC+, B3)	10/09/26	8.676	2,780,862
928	Astra Acquisition Corp., 3 mo. USD Term SOFR + 6.750%(7),(10)	(CCC+, Caa1)	02/25/28	11.079	570,514
1,139	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(7)	(CC, C)	10/25/28	9.579	78,291
2,033	BCPE Pequod Buyer, Inc., 3 mo. USD Term SOFR + 3.500%(7)	(B, B3)	11/25/31	7.791	2,057,906
1,088	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(7)	(BB-, B1)	01/31/31	7.062	1,091,064
3,478	CE Intermediate I LLC, 3 mo. USD Term SOFR + 3.500%(7)	(B-, B3)	11/10/28	7.939	3,491,347
2,234	Celestica, Inc., 1 mo. USD Term SOFR + 3.250%(5),(7)	(BB, Ba1)	06/20/31	7.661	2,239,972
3,426	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.500%(7)	(NR, B2)	03/30/29	7.829	3,452,710
250	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.750%(7)	(B, B2)	03/21/31	8.079	252,041
1,050	CommerceHub, Inc., 3 mo. USD Term SOFR + 4.000%(7)	(B, B3)	12/29/27	8.458	1,022,185
1,492	CommerceHub, Inc., 3 mo. USD Term SOFR + 6.250%(7)	(NR, B3)	12/29/27	10.558	1,492,386
574	CommScope, Inc., 1 mo. USD Term SOFR + 5.500%(7)	(NR, NR)	12/17/29	9.812	587,187
2,466	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(7)	(NR, B2)	09/29/28	8.090	2,489,214
2,833	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(7)	(B-, B2)	10/16/28	8.176	2,549,759
1,300	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%(7)	(B-, B2)	10/09/31	7.535	1,302,639
344	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%(7)	(CCC, Caa2)	10/09/32	9.535	341,563
3,483	Dayforce, Inc., 3 mo. USD Term SOFR + 2.500%(5),(7)	(BB-, Ba2)	02/26/31	6.791	3,517,325
1,250	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%(7)	(CCC, Caa2)	02/19/29	11.312	1,008,594
362	E2open LLC, 1 mo. USD Term SOFR + 3.500%(7)	(B, B2)	02/04/28	7.926	361,991
4,190	EagleView Technology Corp., 3 mo. USD Term SOFR + 3.500%(7)	(CCC+, Caa1)	08/14/25	8.091	4,011,304
163	EP Purchaser LLC, 3 mo. USD Term SOFR + 4.500%(7)	(CCC+, B2)	11/06/28	9.090	163,081
1,253	Evertec Group LLC, 1 mo. USD Term SOFR + 2.750%(5),(7)	(BB-, Ba3)	10/30/30	7.062	1,270,622
2,348	First Advantage Holdings LLC, 1 mo. USD Term SOFR + 3.250%(7)	(B+, B1)	10/31/31	7.562	2,372,304
912	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 2.750%(5),(7)	(B+, B2)	02/21/31	7.578	919,860
2,835	Flexera Software LLC, 3 mo. USD Term SOFR + 3.000%(7)	(NR, B2)	03/03/28	7.349	2,860,388
469	Geosyntec Consultants, 1 mo. USD Term SOFR + 3.750%(7)	(B-, B3)	07/31/31	8.062	473,545
1,493	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(7)	(BB, Ba1)	05/30/31	6.062	1,495,358
415	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%(7)	(B, B3)	03/31/28	7.942	418,287
669	Javelin Buyer, Inc.(9)	(CCC+, Caa2)	12/06/32	0.000	666,904
1,413	Johnstone Supply LLC, 1 mo. USD Term SOFR + 2.500%(7)	(B, B2)	06/09/31	6.799	1,418,679
1,024	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 3.500%(5),(7)	(B+, B2)	11/09/30	7.900	1,039,402
3,840	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.500%(7)	(B-, B3)	05/02/29	8.891	3,558,975
430	Mosel Bidco SE, 3 mo. USD Term SOFR + 4.500%(5),(7)	(B, B2)	09/16/30	8.829	436,246
701	Polaris Newco LLC, 1 mo. GBP LIBOR + 5.250%(7),(13)	(B-, B2)	06/02/28	9.950	839,086
5,883	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%(7)	(B-, B2)	06/02/28	8.552	5,896,858
846	Press Ganey Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(7)	(B-, B3)	04/30/31	7.562	849,282
2,416	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.000%(7)	(B-, B2)	07/16/31	7.308	2,437,138
1,566	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 3.000%(7)	(B, B2)	03/10/28	7.426	1,574,679
1,237	Quest Software U.S. Holdings, Inc. (2022 Term Loan), 3 mo. USD Term SOFR + 4.250%(7),(10)	(CCC+, Caa1)	02/01/29	8.691	661,866
6,448	Quest Software U.S. Holdings, Inc. (2024 Term Loan), 3 mo. USD Term SOFR + 4.250%(7)	(CCC+, Caa1)	02/01/29	8.691	4,368,777
6,820	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%(7)	(B-, B3)	04/24/28	7.590	6,822,011
2,071	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(5),(7)	(CCC+, B3)	04/27/28	14.211	1,460,266
426	Sovos Compliance LLC, 1 mo. USD Term SOFR + 4.500%(7)	(B-, B3)	08/11/28	8.926	429,254
3,831	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(7)	(BB+, Ba1)	05/09/31	6.312	3,846,136

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Software – Services (continued)
$1,452	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.250%(7)	(B+, B1)	06/18/29	7.579	$1,464,022
2,953	UKG, Inc., 3 mo. USD Term SOFR + 3.000%(7)	(B-, B2)	02/10/31	7.300	2,973,893
3,741	VS Buyer LLC, 1 mo. USD Term SOFR + 2.750%(7)	(B, B2)	04/12/31	7.049	3,766,360
832	Waystar Technologies, Inc., 1 mo. USD Term SOFR + 2.250%(7)	(B+, B1)	10/22/29	6.562	837,635
2,515	WEX, Inc., 1 mo. USD Term SOFR + 1.750%(7)	(BB-, Ba2)	03/31/28	6.062	2,519,332
2,408	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%(7)	(NR, Ba1)	02/28/30	6.062	2,395,658
3,139	Zuora, Inc.(9)	(B, B3)	12/13/31	0.000	3,143,379
					105,620,278
Specialty Retail (0.1%)
1,237	Mister Car Wash Holdings, Inc., 3 mo. USD Term SOFR + 2.750%(7)	(B, B2)	03/27/31	7.041	1,244,750

Steel Producers/Products (0.1%)
740	Grinding Media, Inc., 3 mo. USD Term SOFR + 3.500%(7)	(B-, B3)	10/12/28	8.021	744,660

Support - Services (4.5%)
527	Albion Financing 3 SARL, 3 mo. USD Term SOFR + 4.250%(7)	(BB-, B1)	08/16/29	8.800	531,382
752	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.750%(7)	(B, B3)	05/12/28	8.162	755,517
773	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(5),(7)	(B-, NR)	11/01/30	7.302	783,298
2,494	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.750%(7)	(BB-, Ba3)	10/16/31	7.273	2,518,376
705	Construction Partners, Inc., 1 mo. USD Term SOFR + 2.500%(7)	(B+, B1)	11/03/31	6.810	707,293
3,824	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(7)	(B-, B2)	06/02/28	7.926	3,817,204
3,829	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%(7)	(B-, B3)	07/19/30	10.043	3,800,555
2,241	Fugue Finance BV, 6 mo. USD Term SOFR + 3.250%(7)	(NR, B2)	01/09/32	7.496	2,276,008
1,985	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(7)	(B-, B3)	12/29/27	8.426	1,983,541
2,350	Gloves Buyer, Inc.(9)	(B-, B3)	01/17/32	0.000	2,349,242
1,279	KUEHG Corp., 3 mo. USD Term SOFR + 3.250%(7)	(B+, B1)	06/12/30	7.537	1,294,033
270	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000%(7)	(CCC-, Caa2)	01/02/29	11.778	194,369
656	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(7)	(B, B2)	01/02/29	11.028	674,748
3,765	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(7)	(CCC, Caa2)	08/10/29	9.278	2,595,008
518	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(7)	(CCC-, Caa3)	08/10/29	12.278	138,465
2,229	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 3.000%(7)	(B+, B1)	11/15/31	7.312	2,237,675
593	Paint Intermediate III LLC, 3 mo. USD Term SOFR + 3.000%(7)	(B, B2)	10/09/31	7.522	596,008
2,531	PODS LLC, 3 mo. USD Term SOFR + 3.000%(7)	(B-, B3)	03/31/28	7.552	2,313,357
535	Savage Enterprises LLC, 1 mo. USD Term SOFR + 2.750%(7)	(BB-, B1)	09/15/28	7.087	540,366
1,386	Synechron, Inc., 3 mo. USD Term SOFR + 3.750%(5),(7)	(B+, B1)	10/03/31	8.041	1,394,678
10,305	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750%(7)	(NR, Ba3)	08/31/28	6.062	10,315,495
389	Teneo Holdings LLC, 1 mo. USD Term SOFR + 4.750%(7)	(B, B2)	03/13/31	9.062	392,849
2,473	Trans Union LLC, 1 mo. USD Term SOFR + 1.750%(7)	(BBB-, Ba2)	06/24/31	6.062	2,475,907
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(7)	(CCC, Caa3)	11/02/28	13.052	358,000
1,344	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%(7)	(B-, B3)	10/30/28	8.590	1,300,734
					46,344,108
Tech Hardware & Equipment (1.3%)
3,129	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(7)	(B, Caa2)	05/25/28	9.026	2,166,905
636	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(7)	(B, B1)	05/25/28	9.026	440,725
787	Everest SubBidCo, 1 mo. USD Term SOFR + 4.500%(5),(7)	(B-, B3)	12/10/31	8.977	783,980
392	Everest SubBidCo, 3 mo. USD Term SOFR + 4.500%(5),(7)	(B-, B3)	12/10/31	8.896	390,522
4,492	Sandisk Corp.(9)	(BB, Ba3)	12/13/31	0.000	4,441,539
1,050	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(7)	(B+, B1)	02/25/28	7.562	1,060,760
3,985	Vertiv Group Corp., 1 mo. USD Term SOFR + 1.750%(7)	(BB+, Ba2)	03/02/27	6.087	4,001,174
					13,285,605
Telecom - Wireless (0.2%)
1,742	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 1.750%(7)	(BBB-, Ba2)	01/25/31	6.070	1,745,278

Telecom - Wireline Integrated & Services (0.6%)
1,158	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(7)	(B-, Caa1)	10/31/27	9.302	1,019,899
979	Altice France SA, 3 mo. USD Term SOFR + 5.500%(7)	(CCC, Caa1)	08/15/28	9.802	829,398
877	Altice France SA, 6 mo. USD LIBOR + 3.688%(7)	(CCC, Caa1)	01/31/26	8.370	744,684
2,027	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(7)	(NR, B1)	08/01/29	10.272	1,818,650
1,000	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%(7)	(B+, Ba3)	01/31/29	7.671	987,215
1,000	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 2.500%(7)	(B+, Ba3)	01/31/28	6.921	986,250
					6,386,096
Theaters & Entertainment (1.4%)
3,119	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.000%(7)	(BB-, Ba3)	08/27/28	7.312	3,134,555
6,245	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.250%(7)	(BB, Ba3)	11/21/31	6.770	6,290,343

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Theaters & Entertainment (continued)
$4,688	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(7)	(B+, B3)	05/18/25	7.176	$4,697,591
					14,122,489
TOTAL BANK LOANS (Cost $561,530,961)					555,068,300

ASSET BACKED SECURITIES (2.4%)
Collateralized Debt Obligations (2.4%)
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662% (1),(7)	(NR, Ba3)	07/20/34	11.955	1,367,949
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, 3 mo. USD Term SOFR + 3.702% (1),(7)	(NR, Baa3)	01/20/35	7.995	1,006,927
2,500	Battalion CLO XXIV Ltd., 2022-24A, Rule 144A, 3 mo. USD Term SOFR + 3.500% (1),(7)	(NR, NR)	07/14/36	7.787	2,535,019
1,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, 3 mo. USD Term SOFR + 5.462% (1),(7)	(BB-, NR)	01/15/30	9.764	974,323
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 5.662% (1),(7)	(BB-, NR)	07/27/31	9.962	751,938
3,000	Cedar Funding IV CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 1.340% (1),(7)	(AAA, NR)	01/23/38	5.619	3,017,250
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, 3 mo. USD Term SOFR + 6.782% (1),(7)	(B+, NR)	10/18/30	11.075	1,254,767
750	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(7)	(B+, NR)	01/18/31	10.405	753,190
2,150	Generate CLO 3 Ltd., Rule 144A, 3 mo. USD Term SOFR + 4.900% (1),(7)	(BBB-, NR)	10/20/36	9.193	2,195,069
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(7)	(BB-, NR)	01/27/31	10.412	1,232,236
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(10)	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(7)	(BB-, NR)	10/20/34	11.665	1,007,813
500	KKR CLO 20 Ltd., Rule 144A, 3 mo. USD Term SOFR + 5.762% (1),(7)	(NR, Ba3)	10/16/30	10.069	501,779
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(7)	(NR, Ba1)	01/22/35	10.302	1,006,284
2,500	Octagon Investment Partners 38 Ltd., 2018-1A, Rule 144A, 3 mo. USD Term SOFR + 4.650% (1),(7)	(NR, NR)	10/20/37	8.943	2,556,588
3,000	Strata CLO II Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 4.410% (1),(7)	(BBB-, NR)	10/20/33	8.703	3,025,435
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(7)	(NR, Ba3)	07/20/30	10.705	376,385
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 3.762% (1),(7)	(NR, Ba1)	10/20/31	8.055	1,008,099
500	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612% (1),(7)	(BBB-, NR)	07/14/31	7.899	503,630
TOTAL ASSET BACKED SECURITIES (Cost $25,376,014)					25,074,756

Shares

COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.0%)
23	Jason, Inc.(6)	129,140

Cable & Satellite TV (0.0%)
54,000	Altice USA, Inc., Class A(6)	151,740

Chemicals (0.0%)
25,202	Proppants Holdings LLC(4),(5),(10)	504
6,341	Utex Industries	214,535
		215,039
Energy - Exploration & Production (0.0%)
37,190	PES Energy Liquidating Trust, Class A(4),(5),(6),(10)	372

Metals & Mining - Excluding Steel (0.2%)
1,100,000	Taseko Mines Ltd.(6)	2,058,346

Personal & Household Products (0.1%)
29,405	Dream Well, Inc.(6)	264,645

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

Shares		Value

COMMON STOCKS (continued)
Personal & Household Products (continued)
29,405	Serta Simmons Bedding Equipment Co.(4),(5),(6)	$0
		264,645
Pharmaceuticals (0.0%)
37,299	Akorn, Inc.(6)	1,119

Private Placement (0.0%)
127,439,226	Technicolor Creative Studios SA(4),(5),(6),(14)	0

Recreation & Travel (0.5%)
196,081	Cineworld Group PLC(6)	4,893,790

Specialty Retail (0.0%)
66	Eagle Investments Holding Co. LLC, Class B(4),(5),(6)	1
TOTAL COMMON STOCKS (Cost $7,498,837)		7,714,192

WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/08/2026(4),(5),(6),(10)	0

Investments & Misc. Financial Services (0.0%)
2,847	Altisource Solutions SARL, expires 05/31/2027(4),(5),(6)	1,907
6,000	Movella Holdings, Inc., expires 12/31/2027(4),(5),(6)	0
2,500	Northern Star Investment Corp. IV, expires 12/31/2027(4),(5),(6)	8
		1,915
Software - Services (0.0%)
26,666	Brand Engagement Network, Inc., expires 03/14/2029(6)	699
TOTAL WARRANTS (Cost $21,320)		2,614

SHORT-TERM INVESTMENTS (14.8%)
121,273,796	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.34%	121,273,796
29,945,485	State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%(15)	29,945,485
TOTAL SHORT-TERM INVESTMENTS (Cost $151,219,281)		151,219,281

TOTAL INVESTMENTS AT VALUE (110.8%) (Cost $1,134,321,143)		1,133,158,975

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.8%)		(110,906,519)

NET ASSETS (100.0%)		$1,022,252,456

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, these securities amounted to a value of $410,053,244 or 40.1% of net assets.
(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(5)	Security is valued using significant unobservable inputs.
(6)	Non-income producing security.
(7)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2025. The rate may be subject to a cap and floor.
(8)	All or a portion is an unfunded loan commitment.
(9)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2025.
(10)	Illiquid security.
(11)	Bond is currently in default.
(12)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(13)	This security is denominated in British Pound.
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.
(15)	Represents security purchased with cash collateral received for securities on loan.

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2025 (unaudited)

INVESTMENT ABBREVIATIONS

1 mo. = 1 month
3 mo. = 3 month
6 mo. = 6 month
LIBOR = London Interbank Offered Rate
NR = Not Rated
WR = Withdrawn Rating
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
USD	3,035,272	CAD	4,092,000	10/07/25	Deutsche Bank AG	$(3,035,272)	$(2,857,205)	$178,067
USD	2,292,948	EUR	2,079,544	10/07/25	Deutsche Bank AG	(2,292,948)	(2,190,533)	102,415
USD	2,643,316	EUR	2,361,738	10/07/25	Morgan Stanley	(2,643,316)	(2,487,788)	155,528
USD	877,014	GBP	675,633	10/07/25	Morgan Stanley	(877,014)	(839,139)	37,875
Total Unrealized Appreciation								$473,885

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
CAD	220,000	USD	154,741	10/07/25	Barclays Bank PLC	$154,741	$153,613	$(1,128)
CAD	198,000	USD	145,210	10/07/25	Deutsche Bank AG	145,210	138,252	(6,958)
CAD	539,000	USD	388,982	10/07/25	Morgan Stanley	388,982	376,352	(12,630)
EUR	2,905,150	USD	3,107,105	10/07/25	Deutsche Bank AG	3,107,105	3,060,204	(46,901)
Total Unrealized Depreciation								$(67,617)
Total Net Unrealized Appreciation/(Depreciation)								$406,268

Currency Abbreviations:

EUR = Euro
USD = United States Dollar
CAD = Canadian Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical investments
●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Corporate Bonds	$—	$393,936,697	$143,135	$394,079,832
Bank Loans	—	496,718,334	58,349,966	555,068,300
Asset Backed Securities	—	25,074,756	—	25,074,756
Common Stocks	—	7,713,315	877	7,714,192
Warrants	—	699	1,915	2,614
Short-term Investments	151,219,281	—	—	151,219,281
	$151,219,281	$923,443,801	$58,495,893	$1,133,158,975
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$473,885	$—	$473,885

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$67,617	$—	$67,617

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2025 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2024	$308,424	$35,816,310	$877	$3,395	$36,129,006
Accrued discounts (premiums)	-	23,177	-	-	23,177
Purchases	-	24,567,598	-	-	24,567,598
Sales	-	(5,792,286)	-	-	(5,792,286)
Realized gain (loss)	-	36,422	-	-	36,422
Change in unrealized appreciation (depreciation)	(165,289)	(11,513)	-	(1,480)	(178,282)
Transfers into Level 3	-	15,652,423	-	-	15,652,423
Transfers out of Level 3	-	(11,942,165)	-	-	(11,942,165)
Balance as of January 31, 2025	$143,135	$58,349,966	$877	$1,915	$58,495,893

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2025	$(165,289)	$(52,807)	$-	$(1,480)	$(219,576)

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Price Range
Asset Class	At January 31, 2025	Technique	Input	(Weighted Average)*
Corporate Bonds	$99,436	Income Approach	Expected Remaining Distribution	$0.88 – $0.90 ($0.89)
	43,699	Recent Transactions	Trade Price	0.00 - 1.04 (1.04)
Bank Loans	0	Income Approach	Expected Remaining Distribution	0.00 (N/A )
	58,349,966	Vendor Pricing	Single Broker Quote	0.01 – 1.02 (0.98)
Common Stocks	877	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
Warrants	1,915	Income Approach	Expected Remaining Distribution	0.00 – 0.67 (0.67)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2025, $15,652,423 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $11,942,165 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.